Registration No. 2-39272
                                                                        811-2162
================================================================================
                       Securities and Exchange Commission

                              Washington, DC 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [  ]

Pre-Effective Amendment No.                                     [  ]
Post-Effective Amendment No. 47                                 [ X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [  ]
Amendment No. 17                                                [ X]

                        (Check appropriate box or boxes.)

                      General American Separate Account Two
                           (Exact Name of Registrant)

                     General American Life Insurance Company
                               (Name of Depositor)
                                700 Market Street
                               St. Louis, MO  63101

        (Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code:  (314) 231-1700

                         Christopher A. Martin, Esquire
                     Metropolitan Life Insurance Company
                                700 Market Street
                          St. Louis, Missouri 63101
                     (Name and address of Agent for Service)

                                    Copy to:

                               Judith A. Hasenauer
                        Blazzard, Grodd & Hasenauer, P.C.
                           4401 West Tradewinds Avenue
                                         Suite 207
                              Fort Lauderdale, Florida 33308
                                 (954) 771-6667

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on May 1,2001 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule
485.

If appropriate, check the following:

     _____ This post-effective amendment designates a new effective date for a previously field post-effective amendment.

Title of Securities Being Registered:

Group and Individual Variable Annuity Contracts

                       CROSS REFERENCE SHEET

                      (required by Rule 495)

ITEM NO.                                        Location

                              PART A

1.    Cover Page                                Cover Page

2.    Definitions                               Index of Special Terms

3.    Synopsis                                  Highlights

4.    Condensed Financial Information           Financial Statements

5.    General Description of Registrant,        The Company; Funds;
      Depositor, and Portfolio Companies        Other Information

6.    Deductions and Expenses                   Expenses

7.    General Description of the
      Variable Annuity Contracts                The Annuity Contracts

8.    Annuity Period                            Annuity Payments

9.    Death Benefit                             Death Benefit

10.   Purchases and Contract Value              Purchase

11.   Redemptions                               Access to Your Money

12.   Taxes                                     Taxes

13.   Legal Proceedings                         None

14.   Table of Contents for the                 Table of Contents of
      Statement of Additional                   the Statement of
      Information                               Additional Information

ITEM NO.                                        Location
                              PART B

15.   Cover Page                                Cover Page

16.   Table of Contents                         Table of Contents

17.   General Information and History           Company

18.   Services                                  Not Applicable

19.   Purchase of Securities                    Distribution
      Being Offered

20.   Underwriters                              Distribution

21.   Calculation of Performance Data           Performance Information

22.   Annuity Payments                          Annuity Provisions

23.   Financial Statements                      Financial Statements

                                 PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

                                     PART A

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                      GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                   PROSPECTUS
                                     FOR THE
                 GROUP AND INDIVIDUAL VARIABLE ANNUITY CONTRACTS

This prospectus describes certain group and individual variable annuity contracts (Contracts) offered by General American Life Insurance Company (we, us, our). The Contracts are deferred variable annuities. The Contracts have been offered as non-qualified annuities, individual retirement annuities (IRAs), tax sheltered annuities (TSAs), or pursuant to other qualified plans. These Contracts provide for accumulation of contract values and annuity payments on a fixed and variable basis, or a combination fixed and variable basis. Sales of the Contracts have been discontinued with certain exceptions. Please contact your broker for further details.

The Contracts have a number of investment choices (1 General Account and 8 Funds). The General Account is part of our general assets and provides an investment rate guaranteed by us. The eight Funds available are portfolios of General American Capital Company and Variable Insurance Products Fund which are listed below. You can put your money in any of these Funds which are offered through our separate account, General American Separate Account Two.

GENERAL AMERICAN CAPITAL COMPANY                           VARIABLE INSURANCE PRODUCTS FUND
Advised by: Conning Asset Management Company                Managed by: Fidelity Management & Research Company
         S & P 500 Index Fund                                 VIP: Equity-Income Portfolio
         Money Market Fund                                    VIP: Growth Portfolio
         Bond Index Fund                                      VIP: Overseas Portfolio
         Managed Equity Fund
         Asset Allocation Fund

Please read this Prospectus before investing. You should keep it for future reference. It contains important information. To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) (dated May 1, 2001). The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the Prospectus. If you wish to receive, at no charge, the SAI, call us at (800) 449-6447 (toll free) or write us at: 700
Market Street, St. Louis, Missouri 63101. The SEC has a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically. The Table of Contents of the SAI is on Page 21 of this Prospectus.

The Contracts:

         *        are not bank deposits
         *        are not federally insured
         *        are not endorsed by any bank or government agency
         *        are not guaranteed and may be subject to loss of principal

The SEC has not approved these Contracts or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                   MAY 1, 2001

                                TABLE OF CONTENTS

INDEX OF SPECIAL TERMS..........................................

SEPARATE ACCOUNT  TABLE OF FEES AND EXPENSES....................

HIGHLIGHTS......................................................

THE COMPANY.....................................................

THE ANNUITY CONTRACTS...........................................

PURCHASE........................................................
Purchase Payments...............................................
Allocation Of Purchase Payments.................................

FUNDS...........................................................
General American Capital Company................................
Variable Insurance Products Fund................................
The General Account.............................................
Transfers.......................................................
Additions, Deletions and Substitutions..........................

EXPENSES........................................................
Surrender  Charges  (Contingent   Deferred  Sales  Charge)......
Charge-Free  Amounts...........................................
Administrative  Charge ........................................
Transfer Charge................................................
Mortality and Expense Risk Charge..............................
Premium Taxes..................................................
Income  Taxes..................................................
Fund Expenses..................................................
Exchange Program...............................................

ACCUMULATED VALUE..............................................
Accumulated Value..............................................
Net Investment Factor..........................................

ACCESS TO YOUR MONEY...........................................
Surrenders and Partial Withdrawals.............................
Termination Benefits...........................................

DEATH BENEFIT..................................................
Death of Contract Owner During the Accumulation Phase..........
Death of Annuitant During the Accumulation Phase...............
Death of Contract Owner or Annuitant During the Income Phase...
Special Tax Considerations.....................................
Avoiding Probate...............................................

ANNUITY PAYMENTS...............................................
Annuity Income Options.........................................
Value of Variable Annuity Payments.............................

TAXES..........................................................
Annuity Contracts in General...................................
Qualified and Non-Qualified Contracts..........................
Withdrawals - Non-Qualified Contracts..........................
Withdrawals - Qualified Contracts..............................
Taxation of Death Benefits
Withdrawals - Tax-Sheltered Annuities..........................
Diversification................................................
Types of Qualified Contracts...................................
Individual Retirement Annuities................................
Section 403(b) Plans...........................................
Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans...
Deferred Compensation Plans....................................

PERFORMANCE....................................................

OTHER INFORMATION..............................................
Separate Account Two...........................................
Distributor of the Contracts...................................
Voting Rights..................................................
Written Notice or Written Request..............................
Deferment of Payment...........................................
Ownership......................................................
The Beneficiary................................................
Assignments....................................................
Financial Statements...........................................

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...

APPENDIX A.....................................................

Historical Table of Units and Unit Values for Qualified Plans.. Historical Table of Units and Unit Values For Non-Qualified
    Plans......................................................
Table of Units and Unit Values.................................

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            Page

Accumulation Phase......................................................
Annuitant...............................................................
Annuity Commencement Date...............................................
Annuity Income Options..................................................
Annuity Payments........................................................
Beneficiary.............................................................
Business Day............................................................
General Account.........................................................
Income Phase............................................................
Funds...................................................................
Non-Qualified...........................................................
Owner...................................................................
Purchase Payment........................................................
Qualified...............................................................
Tax Deferral............................................................

GENERAL AMERICAN SEPARATE ACCOUNT TWO TABLE OF FEES AND
EXPENSES
Owner Transaction Expenses

Surrender Charges (Expressed as a percentage of amount withdrawn):

First Contract Year                 9.00%
Second Contract Year                8.00%
Third Contract Year                 7.00%
Fourth Contract Year                6.00%    The surrender charge is levied only when you withdraw
Fifth Contract Year                 5.00%    money from your Contract. The first 10% of the account
Sixth Contract Year                 4.00%    value you withdraw in any contract year will not have
Seventh Contract Yar                3.00%    a surrender charge applied to it.
Eighth Contract Year                2.00%





Ninth Contract Year                 1.00%

Transfer Fee:              None

Separate Account Annual Fees (as a percentage of the accumulated value of your Contract)

Mortality and Expense Risk Charge:                                              1.00%
                                                                                -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES:                                         1.00%

Fund Expenses
(expressed as a percentage of average net assets):

                                                   Distribution and                              Total Annual
                              Management Fee     Service (12b-1) Fee    Other Expenses             Expenses

GENERAL AMERICAN CAPITAL COMPANY
Advised by Conning Asset
Managed Company

Money Market Fund                  0.13%                 None                0.08%                  0.21%
Bond Index Fund                    0.25%                 None                0.05%                  0.30%
Asset Allocation Fund (1)          0.50%                 None                0.10%                  0.60%
Managed Equity Fund (2)            0.29%                 None                0.10%                  0.39%
S&P 500 Index Fund (3)             0.09%                 None                0.05%                  0.14$

VARIABLE INSURANCE PRODUCTS FUND
Managed by Fidelity Management &
Research Company

Equity-Income Portfolio            0.48%                 None                0.08%                  0.56%+++

Growth Portfolio                   0.57%                 None                0.08%                  0.65%+++

Overseas Portfolio                 0.72%                 None                0.17%                  0.89%+++



Footnotes

(1) Effective January 6, 2002, the fee for Asset Allocation Fund will be stated as a series of annual percentages of the average daily value of the net assets of the Fund. The percentages will decrease with respect to assets of the Fund above certain amounts, as follows: first $500 million, 0.55%; next $500 million, 0.45%; balance over $1 billion, 0.40%.


(2) Effective January 6, 2002, the investment management/advisory for Managed equity fund fees will be: first $250 million, 0.50%; next $500 million, 0.45%; balance over $750 million, 0.35%.


(3) The Investment Advisory Fee has been restated to reflect the current fee which was approved by shareholders on September 19, 2000.

+++ Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.


EXAMPLES:

The examples are not a representation of actual, past or future expenses, and actual expenses may be higher or lower than those shown. The purpose of the tables is to help you understand the costs and expenses that you will bear directly or indirectly. The expense amounts in the examples are aggregate amounts for the total number of years indicated. Neither the table nor the examples reflect any premium taxes that may be applicable to your contract. Such taxes currently range from 0% to 3.5%.

There can be no assurance that the investment experience of the Funds in the future will be comparable to past experience.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     (a) if you surrendered your contract after the end of the specified time period;

     (b) if you do not surrender your contract after the end of the specified time period;

     (c) if you annuitize after the end of the specified time period.


                                               1 Year            3 Years           5 Years           10 Years
GENERAL AMERICAN CAPITAL COMPANY
Advised by Conning Asset Management Company

Money Market Fund                            a)      $ 96.40   a)     $ 108.85   a)     $ 120.70   a)      $ 146.59
                                             b)      $ 12.33   b)      $ 38.41   b)      $ 66.50   b)      $ 146.59





                                             c)      $ 96.40   c)     $ 108.85   c)      $ 66.50   c)      $ 146.59
Bond Index Fund                              a)      $ 97.24   a)     $ 111.46   a)     $ 125.25   a)      $ 156.77
                                             b)      $ 13.24   b)      $ 41.21   b)      $ 71.29   b)      $ 156.77
                                             c)      $ 97.24   c)     $ 111.46   c)      $ 71.29   c)      $ 156.77
Asset Allocation Fund                        a)     $ 100.03   a)     $ 120.14   a)     $ 140.27   a)      $ 190.01
                                             b)      $ 16.27   b)      $ 50.49   b)      $ 87.08   b)      $ 190.01
                                             c)     $ 100.03   c)     $ 120.14   c)      $ 87.08   c)      $ 190.01
Managed Equity Fund                          a)      $ 98.07   a)     $ 114.08   a)     $ 129.78   a)      $ 166.85
                                             b)      $ 14.15   b)      $ 44.00   b)      $ 76.05   b)      $ 166.85
                                             c)      $ 98.07   c)     $ 114.08   c)      $ 76.05   c)      $ 166.85
S&P 500 Index Fund                           a)      $ 95.75   a)     $ 106.80   a)     $ 117.14   a)      $ 138.61
                                             b)      $ 11.62   b)      $ 36.22   b)      $ 62.76   b)      $ 138.61
                                             c)      $ 95.75   c)     $ 106.80   c)      $ 62.76   c)      $ 138.61


VARIABLE INSURANCE PRODUCTS FUND
Managed by Fidelity Management &
Research Company

VIP Equity Income Portfolio                  a)     $ 99.65   a)    $ 118.99   a)    $ 138.28   a)      $ 185.64
                                             b)     $ 15.87   b)     $ 49.26   b)     $ 84.99   b)      $ 185.64
                                             c)     $ 99.65   c)    $ 118.99   c)     $ 84.99   c)      $ 185.64
VIP Growth Portfolio                         a)    $ 100.49   a)    $ 121.58   a)    $ 142.75   a)      $ 195.45
                                             b)     $ 16.78   b)     $ 52.03   b)     $ 89.69   b)      $ 195.45
                                             c)    $ 100.49   c)    $ 121.58   c)     $ 89.69   c)      $ 195.45
VIP Overseas Porfolio                        a)    $ 102.71   a)    $ 128.45   a)    $ 154.57   a)      $ 221.15
                                             b)     $ 19.19   b)     $ 59.39   b)    $ 102.13   b)      $ 221.15
                                             c)    $ 102.71   c)    $ 128.45   c)    $ 102.13   c)      $ 221.15


                                   HIGHLIGHTS

The variable annuity Contract that we are offering is a contract between you, the owner, and us, the insurance company. The Contract provides a means for investing on a tax-deferred basis in our General Account and 8 Funds. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit as well as other insurance related benefits. If you choose to have your money invested in the Funds you will bear the entire investment risk.

The Contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your Contract.

You can choose to receive annuity payments on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the Funds you select for the income phase. If you choose fixed payments, the amount of the fixed annuity payments are level for the payout period.

Free Look. If you cancel your Contract within 20 days after receiving it (or whatever period is required in your state), we will give you back your purchase payments. In some states we are required to give you back the value of your Contract that is invested in the Funds plus any purchase payments you allocated to the General Account.

Tax Penalty. The earnings in your Contract are not taxed until you take money out of your Contract. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on these earnings. Payments during the income phase are considered partly a return of your original investment.

Inquiries. If you need more information or require assistance after you purchase a Contract, please contact us at:

         General American's Variable Annuity Administration Department
         P.0. Box 66954
         St. Louis, Missouri 63166-6954
         (800) 449-6447.

All inquiries should include the Contract number and the name of the Contract owner and/or the annuitant.

                                   THE COMPANY

We are an insurance company that is wholly-owned by GenAmerica Financial Corporation. GenAmerica Financial Corporation is wholly-owned by Metropolitan Life Insurance Company, a New York insurance company ("MetLife"). MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We were chartered in 1933 and since then have continuously engaged in the business of life insurance, and annuities. Our National Headquarters is located at 700 Market Street, St. Louis, Missouri 63101. The telephone number is 314-231-1700. We are licensed to do business in 49 states of the U.S., the District of Columbia, Puerto Rico, and are registered in Canada and licensed in the Provinces of Alberta, British Columbia, Manitoba, New Brunswick, Newfoundland, Nova Scotia, Ontario, Prince Edward Island, Quebec, and Saskatchewan.

We conduct a conventional life insurance business. Assets derived from our business should be considered by purchasers of variable annuity contracts only as bearing upon our ability to meet our obligations under the variable annuity contracts and should not be considered as bearing on the investment performance of the Separate Account.

                              THE ANNUITY CONTRACTS

This Prospectus describes the variable annuity Contracts that we are offering.

An annuity is a contract between you, the owner, and us, the insurance company, where we promise to pay you an income, in the form of annuity payments, beginning on a designated date in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your Contract enters the income phase.

The Contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract.

The Contract is called a variable annuity because you can choose among the Funds, and depending upon market conditions, you can make or lose money in any of these Funds. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the investment performance of the Fund(s) you select. If you select the fixed annuity portion of the Contract, the value will depend upon the interest we credit to the General Account.

The Contracts consist of a group variable annuity contract for use in Tax Sheltered Annuity (Section 403(b) annuity) Plans (TSA), and individual variable annuity contracts for use in HR-10 (Keogh) Plans, Individual Retirement Annuity
(IRA) Plans, Simplified Employee Pension Plans, and non-qualified retirement plans. When you buy a TSA under the group variable annuity contract, we issue you a certificate which sets out all of your rights and benefits.

                                    PURCHASE

You can purchase this Contract by completing an application and providing us with an initial purchase payment. We will not issue a Contract or certificate if the annuitant is older than 79 1/2.

Purchase Payments

The minimum initial purchase payment permitted is $25. Afterwards, the purchase payments must be at least $25 and cannot exceed the annual equivalent of twice the initial purchase payment. For example, if you established a planned purchase payment of $50.00 per month, the total of all purchase payments in any Contract year could not exceed $1200. Any purchase payments in excess of this amount will be accepted only after our prior approval.

Additional purchase payments on qualified Contracts are limited to proceeds from certain qualified plans. Purchase payments for other types of Contracts can be made at anytime during the accumulation phase so long as the annuitant is living.

You may elect to make purchase payments by means of a pre-authorized check ("PAC") procedure. Under a PAC procedure, amounts will be deducted each month from your checking account and applied as a purchase payment under a Contract. You can also ask us to bill you for planned purchase payments.

Allocation of Purchase Payments

You specify how you want your purchase payments allocated. You may allocate each purchase payment to one or more of the Funds and/or the General Account. However, the requested allocations must be in whole number percentages, which total 100%, and involve amounts of at least $25. You can change the allocation instructions for future purchase payments by sending a written notice.

If the application is in good order, the initial purchase payment will be credited within two business days after receipt of the application. However, if an application is not in good order (missing information, etc.), we may retain the initial purchase payment for up to five business days while attempting to complete the application. If the application cannot be made in good order within five business days, the initial purchase payment will be returned immediately unless you consent in writing to us retaining the initial purchase payment until the application is in good order. Subsequent purchase payments are credited within one business day.

Our business days are each day when both the New York Stock Exchange and we are open for business. The following are not business days for us: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Friday after Thanksgiving Day and Christmas Day. Our business day ends when the New York Stock Exchange closes, usually 4:00 PM Eastern Time.

                                      FUNDS

The Contract gives you the choice of allocating purchase payments to our General Account, or to one or more of the Funds listed below. The Funds are managed by investment advisors. Additional Funds may be made available in the future.

Each of these Funds has a separate prospectus that is provided with this prospectus. You should read the Fund prospectus before you decide to allocate your assets to the Fund.

General American Capital Company

General American Capital Company ("Capital Company") is advised by Conning Asset Management Company. Capital Company currently operates eight separate investment Funds, five of which are available under the Contract. The assets of each Fund are separate from the others and each Fund has separate investment objectives and policies. As a result, each Fund operates as a separate investment portfolio and the investment performance of one Fund has no effect on the investment performance of any other Fund. The following Funds are available under the Contracts.

         *         S & P 500 Index Fund
         *         Money Market Fund
         *         Bond Index Fund
         *         Managed Equity Fund
         *         Asset Allocation Fund

Variable Insurance Products Fund

Variable Insurance Products Fund ("VIP") is managed by Fidelity Management & Research Company ("FMR") of Boston, Massachusetts. VIP currently has five separate investment portfolios, but only the three listed below are currently available under the Contracts. The following Funds are available under the Contracts.

         *         VIP:  Equity-Income Portfolio
         *         VIP:  Growth Portfolio
         *         VIP:  Overseas Portfolio

The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non- investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Shares of the Fund's may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

The General Account

If you elect the General Account we will credit interest at an effective annual rate of at least 4% to purchase payments or portions of purchase payments allocated or transferred to the General Account under the Contracts. We may, at our sole discretion, credit a higher rate of interest to the General Account, or to amounts allocated or transferred to the General Account.

Transfers

You may transfer amounts as follows:

         1.       Between the General Account and one or more of the Funds; or

         2        Among the Funds.

These transfers will be subject to the following rules:

         1. Transfers must be made by written request or by telephone, provided we have a Telephone Authorization Form in good order completed by you.

         2. Transfers from or among the Funds may be made at any time and must be at least $100 or the entire amount of a Fund, if smaller.

         3. Transfers from the General Account to the Funds may be made once each year on the Contract's anniversary date and must be at least $100 but no more than 25% of the amount in the General Account prior to the transfer.

We may revoke or modify the transfer privilege at any time, including the minimum amount for a transfer and the transfer charge, if any.

Additions, Deletions and Substitutions

We may be required to substitute another Fund for one of the Funds you have selected. We would not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in a Fund. We will give you notice of our intent to take either of these actions.

                                    EXPENSES

There are charges and other expenses associated with the Contracts that reduce the return on your investment in the Contract. These charges and expenses are:

Surrender Charges (Contingent Deferred Sales Charge)

For Contracts sold prior to May of 1982, a sales charge equal to 4.75% is imposed on all purchase payments to cover sales and distribution expenses. Contracts sold afterwards impose surrender charges (sometimes referred to as a contingent deferred sales charge) to recover these costs. The surrender charge percentage is based on the age of the Contract as shown in the following schedule:

                                SURRENDER CHARGE

Number of Complete Years                         Percentage Charge
Since Purchasing the Contract                    On Amount Withdrawn
------------------------------                    -------------------
                  0-1                                         9%
                  2                                           8%
                  3                                           7%
                  4                                           6%
                  5                                           5%
                  6                                           4%
                  7                                           3%
                  8                                           2%
                  9                                           1%

Upon full surrender, the surrender charge is calculated by multiplying the surrender charge percentage by the Contract's accumulated value. The surrender charge is deducted from amounts remaining in your Contract, if sufficient. If not, the surrender charge is taken from the amount you requested to the extent necessary and the withdrawal is considered a full surrender. In addition, surrender charges are not applied in the event of the death or disability of the Contract owner or Annuitant, or in the event of annuitization after five Contract years.

The surrender charge will never exceed 9% of total net purchase payments.

Charge-Free Amounts

If a Contract is within the nine year  surrender  charge  period (the first nine
Contract years), an amount may be withdrawn up to 10% of your accumulated account value (determined as of the date we receive the withdrawal request) each Contract year without incurring a surrender charge. Any percentages of your accumulated value previously withdrawn during a Contract year are subtracted from 10% in calculating the remaining percentage of account value that is available for withdrawal during the same Contract year.

Administrative Charge

For Contracts sold prior to May of 1982, an administrative charge of $10 per year is also imposed during the accumulation phase.

Transfer Charge

For Contracts sold prior to May of 1982, a $5 charge is imposed whenever funds are transferred between the General Account and Separate Account.

Mortality and Expense Risk Charge

During both the accumulation phase and the income phase, charges to cover mortality and expense risk are made each business day as a percentage of the accumulated value of the Contract. The charge for mortality and expense risk is 1% annually.

The mortality risk assumed by us is that annuitants may live longer than the time estimated when the risk in the Contract is established. We agree to continue to pay annuity installments, determined in accordance with the annuity tables and other provisions contained in the Contract, and in accordance with the option selected (see "Annuity Income Options"), to each annuitant regardless of how long he lives and regardless of how long all annuitants as a group live. The expense risk assumed by us is that if the charge for mortality and expenses is not sufficient to cover administrative expenses, the deficiency will be met from our General Account.

We can modify a group Contract prospectively, with respect to future participants, after the Contract has been in force for at least three years. No modifications can affect the annuitants in any manner without an annuitant's written consent, unless such modification is deemed necessary to give you or the annuitants the benefit of federal or state statutes or Treasury Department rules or regulations.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, and others are due when annuity payments begin. When a premium tax is due at the time the purchase payment is made, we will deduct from the payment such tax. Premium taxes generally range from 0% to 3.5%, depending on the state.

Income Taxes

We will deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various Funds, which are described in the attached Fund prospectuses.

Exchange Program

You may exchange your Contract, provided it is no longer subject to any surrender charge, for a variable annuity contract issued by our affiliate, Cova Financial Services Life Insurance Company or its affiliate, Cova Financial Life Insurance Company (together, "Cova Life"). If you choose to so exchange your Contract, Cova Life will waive any otherwise applicable withdrawal charges and contract maintenance charges.

                                ACCUMULATED VALUE

The accumulated value is the value of your Contract. It is the sum of your interest in the various Funds and our General Account.

Accumulated Value

During the accumulation phase, the value of the variable portion of your Contract will go up or down depending upon the investment performance of the Fund(s) you choose. We calculate your accumulated value after the New York Stock Exchange closes each business day.

Your accumulated value will be determined on a daily basis. On the date your initial net purchase payment is applied to the General Account and/or the Funds, your accumulated value in a Fund will equal the portion of any purchase payment allocated to the Fund.

Thereafter, on each business day, the accumulated value in a Fund will equal:

     1. The accumulated value in the Fund on the preceding business day, multiplied by the Fund's Net Investment Factor (defined below) for the business day; plus

     2. Any purchase payments received during the current business day which are allocated to the Fund; plus

     3. Any amounts transferred to the Fund from the General Account or from another Fund during the current business day; minus

     4. That portion transferred from the Fund to the General Account, or another Fund during the current business day (including any transfer charges); minus

     5. Any partial withdrawals from the Fund during the current business day; minus

     6. Any withdrawal or surrender charges incurred during the business day in connection with a partial withdrawal.

Net Investment Factor

The Net Investment Factor measures the investment performance of a Fund from business day to business day. The Net Investment Factor for each Fund for a business day is calculated as follows:

     1.   The value of the assets at the end of the preceding business day; plus

     2.   The    investment    income    and    capital     gains-realized    or
          unrealized-credited to the assets for the business day for which the Net Investment Factor is being determined.

     3. The capital losses, realized or unrealized, charged against those assets during the business day; minus

     4. Any amount charged against each Fund for taxes, or any amount set aside during the business day as a reserve for taxes attributable to the operation or maintenance or each Fund; minus

     5. A charge not to exceed 0.002740% of the assets for each calendar day. This corresponds to 1% per year for mortality and expense risk; divided by

     6.   The value of the assets at the end of the preceding business day.

The accumulated value is expected to change from business day to business day, reflecting the investment experience of the selected Funds as well as the daily deduction of charges.

For Contracts issued prior to the reorganization of the Separate Account into a unit investment trust, a daily adjustment to values held in the Fund of the Separate Account that invests in the Managed Equity Fund will be made to offset fully the effect of any and all additional expenses (other than advisory expenses for the Managed Equity Fund) of a type or in an amount which would not have been borne by the Separate Account prior to the reorganization.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     *    by making a withdrawal (either a partial or a complete withdrawal);

     *    when a death benefit is paid; or

     *    by electing to receive annuity payments.

Surrenders and Partial Withdrawals

You may surrender the Contract or make a partial withdrawal to receive all or part of your accumulated value, at any time before you begin receiving annuity payments and while the annuitant is living, by sending us a written request.

The amount available for surrender or partial withdrawal is your accumulated value, less any surrender or withdrawal charges. In the event of a partial withdrawal, the amount of any withdrawal charge will be deducted from the remaining accumulated value and not from the amount withdrawn. The amount payable to you upon surrender or withdrawal may be paid in a lump sum or, if elected, all or any part may be paid out under an Annuity Income Option. (See "Annuity Income Options.")

The minimum amount that can be withdrawn is $100. If you do not tell us otherwise, the amounts will be withdrawn from the Funds and the General Account on a pro rata basis. The amount paid on the surrender or withdrawal will ordinarily be paid within seven days after we receive a written request in good order.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

Termination Benefits

If you own a Tax Sheltered Variable Annuity Contract, you have certain rights if you terminate your participation prior to the Annuity Commencement Date. Upon termination of participation prior to the Annuity Commencement Date, you may elect:

     * to have the accumulated value applied to provide annuity payments under one of the annuity income options described below, or

     * to leave the accumulated value in the Contract, in which case the number of accumulation units in your individual account will remain fixed, but the value thereof will vary as described in the Section "Accumulated Value", or

     * to receive the accumulated value on the basis of the accumulation unit value next determined after the written request for surrender is received by us; or

     * to convert to an Individual Variable Annuity Contract, if appropriate individual Contracts are issued by us on the effective date of termination, on the basis set forth by us at the time of such conversion.

                                  DEATH BENEFIT

Death of Contract Owner During the Accumulation Phase

If the you die during the accumulation phase, and your spouse is the beneficiary, we will treat your spouse as the new Contract owner. Otherwise, if the you die during the accumulation phase, this Contract will no longer be in force. We will pay your interest in the Contract to your beneficiary in a lump sum upon receiving proof of your death. If there is no beneficiary, the proceeds will be paid to your estate. If there are joint owners, the death benefit will be paid out on the first death to occur.

This payment will be made within five years after the date of your death unless you or your beneficiary choose, by providing us with written notice, one of the options described below:

         * Leave the proceeds of the Contract with us as provided under Annuity Income Option 6 of this Contract (or Option 7 in the case of a non-qualified Contract) . Any amount remaining unpaid under Annuity Income Option 6 will be paid in a lump sum to the beneficiary before the end of the fifth year after your death.

         * Buy an immediate annuity for the beneficiary, who will be the owner and annuitant. Payments under the annuity, or under any other method of payment we make available, must be for the life of the beneficiary, or for a number of years that is not more than the life expectancy of the beneficiary at the time of your death (as determined for Federal tax purposes), and must begin within one year after your death.

Death of Annuitant During the Accumulation Phase

When we receive due proof of the death of the annuitant during the accumulation phase, we will pay the beneficiary the accumulated value of the Contract. The accumulated value will be the value next determined following our receipt of due proof of death of the annuitant as well as proof that the annuitant died during the accumulation phase. The beneficiary must receive the amount payable under a payout method available for the Death of Owner explained above.

If a beneficiary has not been designated by the annuitant or if a beneficiary designated by the annuitant is not living on the date a lump sum death benefit is payable, or on the date any payments are to be continued, we will pay the lump sum death benefit for the commuted value of the payments to the deceased annuitant's spouse. If the spouse is not living, then payments will be made equally to the annuitant's surviving children. If the children are not surviving, then payments will be made to either the surviving father or mother or to both equally if both survive. If none of the above survive the annuitant, then payments will be made to his or her executors or administrators.

Death of Contract Owner or Annuitant During the Income Phase

If the you or the annuitant dies during the income phase, the Annuity Income Option then in effect will govern as to whether or not we will continue to make any payments. Any remaining payments will be made at least as rapidly as at the time of death.

Special Tax Considerations

There are special tax rules that apply to IRA and other qualified Contracts during both the accumulation phase and income phase governing distributions upon the death of the owner. These rules are contained in provisions in the endorsements to the Contracts and supersede any other distribution rules contained in the Contracts.

The preceding provisions regarding the death of the owner are intended to satisfy the distribution at death requirements of section 72(s) of the Internal

Revenue Code of 1986, as amended. We reserve the right to amend this Contract by subsequent endorsement as necessary to comply with applicable tax requirements, if any, which are subject to change from time to time. Such additional endorsements, if necessary to comply with amended tax requirements, will be mailed to you and become effective within 30 days of mailing, unless you notify us in writing, within that time frame, that you reject the endorsement.

Avoiding Probate

In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. However, the avoidance of probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.

                                ANNUITY PAYMENTS

Under the Contracts you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the Annuity Commencement Date. We ask you to choose your Annuity Commencement Date and Annuity Income Option when you purchase the Contract. You can change either at any time before the Annuity Commencement Date with 30 days notice to us.

The annuitant is the person whose life we look to when make annuity payments.

Annuity Income Options

The Annuity Income Options, with the exception of Option 7, may be selected on either a variable annuity or a fixed payment basis, or a combination of both. In the absence of an election to the contrary, the variable accumulated value will be applied to provide variable annuity payments and the guaranteed accumulated value will be applied to provide guaranteed annuity payments.

The minimum amount which may be applied under an option is $5,000 and the minimum annuity payment is $50 (or any lower amount required by state law). If the accumulated value is less than $5,000 when the Annuity Commencement Date arrives, we will make a lump sum payment of such amount to you. If at any time payments are, or become less than $50, we have the right to change the frequency of payments to intervals that will result in installments of at least $50.

The following options are available:

         Option 1 - Life Annuity - Under this option we make monthly income payments during the lifetime of the annuitant and terminating with the last payment preceding his/her death.

         Option 2 - Life Annuity with 60, 120, l80, or 240 Monthly Payments Guaranteed - Under this option we make monthly income payments during the lifetime of the annuitant. We guarantee that if, at the death of the annuitant, payments have been made for less than a stated certain period, which may be five, ten, fifteen or twenty years, as elected, the monthly income will continue during the remainder of the stated period to the beneficiary. However, the beneficiary may elect to receive a single sum payment. A single sum payment will be equal to the present value of remaining payments as of the date of receipt of due proof of death commuted at the assumed investment rate.

         Option 3 - Unit Refund Life Annuity - Under this option, we make monthly income payments during the lifetime of the annuitant, terminating with the last payment preceding his/her death. If the annuitant dies, the beneficiary will receive an additional payment of the then dollar value of the number of annuity units. This is equal to the excess, if any, of (a) over (b) where (a) is the total amount applied under the option divided by the annuity unit value at the Annuity Commencement Date and (b) is the number of annuity units represented by each payment multiplied by the number of payments made.

         For example, if $19,952.07 were applied under this option for a male at age 65 on the Annuity Commencement Date, the annuity unit value in the appropriate Fund on such date was $12.071, the number of annuity units represented by each payment was ten, thirteen Annuity payments were paid prior to the date of death, and the value of an annuity unit on the date of death was $12.818, the amount paid to the beneficiary would be $19,520.44.

         Option 4 - Joint and Survivor Income for Life - Under this option we make monthly income payments during the joint lifetime of the annuitant and another named individual and thereafter during the lifetime of the survivor. Payments cease with the last income payment due prior to the death of the survivor.

         Option 5 - Income for a Fixed Period - Under this option, we make annual, semiannual, quarterly, or monthly payments over a specified number of years, not less than three and not more than thirty. When payments are made on a variable basis, a mortality and expense risk charge continues to be assessed, even though we do not incur a mortality risk under this option. The person considering this option should consult his tax adviser about the possibility that this selection might be held to be "constructive receipt" of the entire accumulated value and result in adverse tax treatment.

         Option 6 - Income of a Fixed Amount - Under this option, we make fixed equal payments annually, semiannually, quarterly, or monthly (not less than $75 per annum per $1,000 of the original amount due) until the proceeds applied under this option, with interest credited at the current annual rate, are exhausted. The final installment will be for the remaining balance. When payments are made on a variable basis, a mortality and expense risk charge continues to be assessed, even though we incur no mortality risk under this option. The person considering this option should consult his tax adviser about the possibility that such selection might be held to be "constructive receipt" of the entire accumulated value and result in adverse tax treatment.

         Option 7 - Interest Income (may be available to Non-qualified Annuities only) Under this option, you can place your Accumulated Value on deposit with us in our General Account and we will make annual, semiannual, quarterly, or monthly payments, as selected. Your remaining balance will earn interest at a rate not less than 4% per annum.

With respect to any Option not involving a life contingency (e.g., Option 5 - Income for a Fixed Period), you may elect to have the present value of the guaranteed monthly annuity payments remaining, as of the date we receive proof of the claim, commuted and paid in a lump sum as set forth in the Contract.

Value of Variable Annuity Payments

The dollar amount of your payment from the Fund(s) will depend upon four things:

     *    the value of your Contract in the Fund(s) on the Annuity  Commencement
          Date;

     * the 4% assumed investment rate used in the annuity table for the Contract; and

     *    the performance of the Funds you selected;  and

     * if permitted in your state and under the type of Contract you have purchased, the age and sex of the annuitant(s).

If the actual performance exceeds the 4% assumed rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual performance is less than 4% plus the amount of the deductions, your annuity payments will decrease.

The value of all payments (both guaranteed and variable) will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

The method of computation of variable annuity payments is described in more detail in the Statement of Additional Information.

TAXES

NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included in the Statement of Additional Information an additional discussion regarding taxes.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

Under non-qualified Contracts, you, as the owner, are not taxed on increases in the value of your Contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the Contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your Contract is referred to as a non-qualified Contract.

If you purchase the Contract under a pension plan, specially sponsored program, or an individual retirement annuity, your Contract is referred to as a qualified Contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.

A qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified Contract.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after the taxpayer reaches age 59 1/2;

     (2)  paid after you die;

     (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6) which come from purchase payments made prior to August 14, 1982.

The Contract provides that upon the death of the annuitant during the accumulation phase, the death proceeds will be paid to the beneficiary. Such payments made when the annuitant, who is not the Contract owner, dies do not qualify for the death of the Contract owner exception (described in (2) above) and will be subject to the 10% distribution penalty unless the beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

Withdrawals - Qualified Contracts

If you make a withdrawal from your qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your Contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified Contracts.

The Code also provides that any amount received under a qualified Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;
     (2)  paid after you die;
     (3) paid if you become totally disabled (as that term is defined in the Code);
     (4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;
     (5) paid to you after you have attained age 55 and you have left your employment;
     (6) paid for certain allowable medical expenses (as defined in the Code);
     (7) paid pursuant to a qualified domestic relations order; (8) paid on account of an IRS levy upon the qualified Contract; (9) paid from an IRA for medical insurance (as defined in the Code); (10) paid from an IRA for qualified higher education expenses; or (11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.


Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

     (1)  reaches age 59 1/2;

     (2)  leaves his/her job;

     (3)  dies;

     (4)  becomes  disabled (as that term is defined in the Code); or

     (5)  in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Taxation of Death Benefits

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Funds are managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, are considered the owner of the shares of the Funds. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent owners are permitted to select Funds, to make transfers among the Funds or the number and type of Funds owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance is generally applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Funds.

Types of Qualified Contracts

Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.

Section 408A of the Code provides that beginning in 1998, eligible individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments are limited to $2,000 per year and are not deductible from taxable income. Qualified distributions are free from federal income tax. Roth IRAs are also subject to specific limitations as to eligibility, contributions, transferability and distributions.

Section 403(b) Plans

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Furthermore, there are additional restrictions regarding transferability, distributions, nondiscrimination and withdrawals.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

Deferred Compensation Plans

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participating employee:

               attains age 70 1/2,
               separates from service,
               dies, or
               suffers an unforeseeable financial emergency as defined in the Code.

Furthermore, the Code provides additional requirements and restrictions regarding eligibility, contributions and distributions.

                                   PERFORMANCE

We periodically advertise performance of the various Funds. We will calculate performance by determining the percentage change in the accumulated value for selected periods. This performance number reflects the deduction of the mortality and expense risk charges. It does not reflect the deduction of any surrender charge. The deduction of any surrender charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the mortality and expense risk charges, and surrender charges.

We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

                                OTHER INFORMATION

Separate Account Two

We established Separate Account Two to hold the assets that underlie the Contracts. The Separate Account was established on October 22, 1970 under

Missouri law, pursuant to authorization by our Board of Directors. We have registered the Separate Account as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940.

Payments are received into the Separate Account from individual and group variable annuity contracts entitled to tax benefits under Sections 401, 403(b), and 408 of the Code and also from individual variable annuity contracts not entitled to any special tax benefits. Such payments are pooled together and invested separately from the General Account of General American (the general assets of the insurance company other than separate account assets). The persons participating in the variable portion of these Contracts look to the investment experience of the assets in the Separate Account.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains, and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts we may issue.

Distributor of the Contracts

Walnut Street Securities, Inc. ("Walnut Street"), 400 South Fourth Street, Suite 1000, St. Louis, Missouri 63102 is the principal underwriter and the distributor of the Contracts. Walnut Street is a wholly owned subsidiary of General American. Walnut Street has entered into contracts with various broker-dealers and registered representatives affiliated with Walnut Street to aid in the distribution of the Contracts. Commissions paid to dealer(s) in varying amounts are not expected to exceed 3.75% of Purchase Payments for such Contracts, under normal circumstances.

On or about July 1, 2001, General American Distributors, Inc., Member NASD/SIRC, will become the principal underwriter of the Contracts. General American Distributors, Inc. is a wholly-owned subsidiary of GenAmerica Financial Corporation.

Voting Rights

We are the legal owner of the Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

Written Notice or Written Request

A written notice or written request is any notice or request that you send to us requesting any changes or making any request affecting your Contract. Such a request or notice must be in a format and content acceptable to us.

Deferment of Payment

We may be required to suspend or postpone payments for surrenders or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.   trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We may also delay the payment of a surrender or partial withdrawal from the General Account for up to six months from receipt of Written Request. If payment is delayed, the amount due will continue to be credited with the rate of interest then credited to the General Account until the payment is made.

Ownership

Owner. You, as the owner of the Contract, have all the rights under the Contract. Prior to the Annuity Commencement Date, the owner is as designated at the time the Contract is issued, unless changed.

The Beneficiary

The beneficiary is the person(s) or entity you or the annuitant name to receive any death benefit. The beneficiary is named at the time the Contract is issued, unless changed at a later date. Subject to any assignment of a Contract, the beneficiary may be changed during the lifetime of the annuitant by providing us with the proper forms in good order. If the joint and survivor option is selected, the annuitant may not change the designation of a joint annuitant after payments begin.

A change of beneficiary designation will not become effective unless we accept the written request, at which time it will be effective as of the date of the request. A beneficiary who becomes entitled to receive benefits under this Contract may also designate, in the same manner, a beneficiary to receive any benefits which may become payable under this Contract by reason of death.

Assignments

With respect to individual non-qualified Contracts, an assignment or transfer of the Contract or of any interest in it will not bind us unless: (1) it is made as a written instrument, (2) the original instrument or a certified copy is filed at our Home Office, and (3) we send the Contract owner a receipt. We are not responsible for the validity of the assignment. If a claim is based on an assignment or transfer, proof of interest of the claimant may be required. A valid assignment will take precedence over any claim of a beneficiary.

With respect to all other Contracts, you may not transfer, sell, assign, discount or pledge a Contract for a loan or a security for the performance of an obligation or any other purpose, to any person other than to us.

AN ASSIGNMENT MAY BE A TAXABLE EVENT.

Financial Statements

The consolidated financial statements for General American (as well as the auditors' report thereon) are in the Statement of Additional Information.

Financial statements for the Separate Account are also in the Statement of Additional Information.

Table of Contents of the Statement of Additional Information

Company..................................3
Experts..................................3
Distribution.............................3
Performance Information..................4
Federal Tax Status.......................7
Annuity Provisions.......................17
General Matters..........................19
Safekeeping of Account Assets............21
State Regulation.........................21
Records and Reports......................22
Legal Proceedings........................22
Other Information........................22
Financial Statements.....................22

 A

HISTORICAL TABLE OF UNITS AND UNIT VALUES FOR QUALIFIED PLANS FOR SEPARATE ACCOUNT TWO

                           1980     1981    1982     1983     1984     1985     1986    1987     1988
                           ----     ----    ----     ----     ----     ----     ----    ----     ----
Accumulation unit value:
Beginning of period        $8.23    $9.94   $ 9.92   $12.09   $13.25   $13.15   $16.68  $19.73   $20.03
End of period              $9.94    $9.92   $12.09   $13.25   $13.15   $16.68   $19.73  $20.03   $21.30*

Number of units outstanding at end of period (in thousands)
                           175      169     138      162      162      148      170     255      263*

HISTORICAL TABLE OF UNITS AND UNIT VALUES FOR NON-QUALIFIED PLANS FOR SEPARATE ACCOUNT TWO

                           1980     1981    1982     1983     1984     1985     1986    1987     1988
                           ----     ----    ----     ----     ----     ----     ----    ----     ----
Accumulation unit value:
Beginning of period        $ 9.30   $10.73  $10.91   $12.63   $13.77   $14.30   $18.16  $21.47   $21.80
End of period              $10.73   $10.91  $12.63   $13.77   $14.30   $18.16   $21.47  $21.80   $23.18*

Number of units outstanding at end of period (in thousands)
                           27       49      50       52       50       48       49      49       28*

*Unit values and units outstanding represent the values and number of units at the date of reorganization, February 23, 1988.

TABLE OF UNITS AND UNIT VALUES FOR SEPARATE ACCOUNT TWO

This Table shows unit values and the number of units of the Separate Account invested in the Funds of General American Capital Company and Variable Insurance Products Fund. There can be no assurance that the investment experience of these Funds in the future will be comparable to past experience.

                  Accumulation                                         Qualified Plan            Nonqualified Plan
                  Unit Value                Accumulation               Units Outstanding         Units Outstanding
                  Beginning                 Unit Value                 End of Period             End of Period
                  of Period*                End of Period              (in thousands)            (in thousands)
                  ----------                -------------              --------------            --------------

S & P 500 Index Fund Division**
2000              66.06                     59.74                      860                       321
1999              55.35                     66.06                      968                       340
1998              43.62                     55.35                      987                       342
1997              33.17                     43.62                      935                       366
1996              27.27                     33.17                      808                       325
1995              20.12                     27.27                      657                       297
1994              20.09                     20.12                      636                       265
1993              18.48                     20.09                      599                       241
1992              17.37                     18.48                      366                       152
1991              13.47                     17.37                      236                       109
1990              14.15                     13.47                      133                       67
1989              11.01                     14.15                      97                        23
1988              10.00                     11.01                      36                        7
Money Market Fund Division





2000              17.26                     18.19                      139                       26
1999              16.57                     17.26                      228                       69
1998              15.85                     16.57                      124                       79
1997              15.14                     15.85                      102                       74
1996              14.50                     15.14                      117                       62
1995              13.82                     14.50                      106                       57
1994              13.39                     13.82                      93                        58
1993              13.12                     13.39                      115                       73
1992              12.78                     13.12                      181                       85
1991              12.16                     12.78                      179                       101
1990              11.33                     12.16                      188                       79
1989              10.44                     11.33                      28                        15
1988              10.00                     10.44                      6                         5
Bond Index Fund Division***
2000              20.16                     22.37                      130                       52
1999              20.97                     20.16                      148                       60
1998              19.50                     20.97                      200                       75
1997              18.01                     19.50                      163                       80
1996              17.66                     18.01                      163                       70
1995              14.99                     17.66                      146                       85
1994              15.78                     14.99                      146                       58
1993              14.43                     15.78                      161                       61
1992              13.68                     14.43                      116                       48
1991              12.12                     13.68                      50                        67
1990              11.22                     12.12                      33                        58
1989              10.27                     11.22                      22                        17
1988              10.00                     10.27                      5                         2
Managed Equity Fund Division Qualified
2000              84.35                     94.14                       80                       N/A
1999              82.60                     84.35                      106                       N/A
1998              72.99                     82.60                      126                       N/A
1997              59.73                     72.99                      136                       N/A
1996              49.83                     59.73                      153                       N/A
1995              37.68                     49.83                      164                       N/A
1994              39.42                     37.68                      188                       N/A
1993              36.54                     39.42                      210                       N/A
1992              34.56                     36.54                      217                       N/A
1991              27.62                     34.56                      216                       N/A
1990              28.73                     27.62                      192                       N/A
1989              22.11                     28.73                      194                       N/A
1988              21.30                     22.11                      207                       N/A
Managed Equity Fund Division Nonqualified
2000              91.79                    102.45                      N/A                       1
1999              89.89                     91.79                      N/A                       1
1998              79.43                     89.89                      N/A                       1
1997              64.99                     79.43                      N/A                       2
1996              54.22                     64.99                      N/A                       2
1995              41.00                     54.22                      N/A                       17
1994              42.90                     41.00                      N/A                       20





1993              39.76                     42.90                      N/A                       24
1992              37.61                     39.76                      N/A                       25
1991              30.05                     37.61                      N/A                       25
1990              31.27                     30.05                      N/A                       25
1989              24.06                     31.27                      N/A                       25
1988              23.18                     24.06                      N/A                       26
Managed Equity Fund Division 88 Series
2000              43.56                     48.57                      190                       44
1999              42.70                     43.56                      246                       49
1998              37.77                     42.70                      266                       54
1997              30.94                     37.77                      280                       67
1996              25.84                     30.94                      240                       58
1995              19.56                     25.84                      215                       75
1994              20.48                     19.56                      204                       68
1993              19.00                     20.48                      197                       56
1992              17.99                     19.00                      158                       40
1991              14.39                     17.99                      101                       27
1990              14.99                     14.39                      56                        20
1989              11.54                     14.99                      21                        7
1988              10.83                     11.54                      6                         0
Asset Allocation Fund Division
2000              40.46                     40.60                      471                       139
1999              33.12                     40.46                      463                       163
1998              28.38                     33.12                      487                       187
1997              24.14                     28.38                      496                       187
1996              21.08                     24.14                      375                       178
1995              16.52                     21.08                      317                       168
1994              17.37                     16.52                      320                       180
1993              16.01                     17.37                      332                       166
1992              15.16                     16.01                      223                       119
1991              12.78                     15.16                      140                       66
1990              12.60                     12.78                      94                        35
1989              10.61                     12.60                      33                        16
1988              10.00                     10.61                      9                         4
VIP:  Equity-Income Portfolio Division
2000              23.60                     25.32                      570                       252
1999              22.41                     23.60                      736                       299
1998              20.27                     22.41                      868                       352
1997              15.98                     20.27                      838                       351
1996              14.12                     15.98                      767                       317
1995              10.55                     14.12                      552                       207
1994              10.00                     10.55                      315                       82
VIP:  Growth Portfolio Division
2000              34.64                     30.53                      1,131                     342
1999              25.45                     34.64                      1,141                     341
1998              18.42                     25.45                      1,127                     342
1997              15.07                     18.42                      1,064                     343
1996              13.27                     15.07                      974                       362
1995               9.90                     13.27                      646                       261





1994              10.00                     9.90                       356                       116
VIP:  Overseas Portfolio Division
2000              21.09                     16.88                      373                       109
1999              14.93                     21.09                      348                       105
1998              13.37                     14.93                      355                       98
1997              12.11                     13.37                      363                       124
1996              10.80                     12.11                      346                       107
1995              9.95                      10.80                      266                       77
1994              10.00                     9.95                       240                       52

* At the date of first deposits into the Separate Account on May 16, 1988, except for the Managed Equity Fund Division, which began on February 24, 1988; the VIP: Equity-Income Portfolio Division and the VIP: Growth Portfolio Division which began on January 6, 1994; and the VIP: Overseas Portfolio Division which began on January 11, 1994.

**The name of the S & P 500 Index Fund was changed from "Equity Index Fund" effective May 1, 1994.

***The name of the Bond Index Fund was changed from "Intermediate Bond Fund" effective October 1, 1992. The name change reflects a change in investment policies and objectives of the Fund.

Notes on Appendix A

The initial value of an accumulation unit in the Separate Account was set at $10.00 as of May 28, 1971.

The Historical Tables of Units and Unit Values for Non-qualified Plans for Separate Account 2 above show accumulation unit values and the numbers of units outstanding for the period from January 1, 1980 through February 23, 1988. During that time, the Separate Account invested solely and directly in common stocks. On February 23, 1988, the net assets of the Separate Account were exchanged for shares in the Managed Equity Fund of General American Capital Company, and the investment advisory fee for these assets was increased from
 .25% to a sliding scale with a maximum of .50%, as an annual percentage of net assets (see the General American Capital Company Prospectus).

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                 GROUP AND INDIVIDUAL VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                      GENERAL AMERICAN SEPARATE ACCOUNT TWO

                                       AND

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2001, FOR THE INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: 700 MARKET STREET, ST. LOUIS, MISSOURI 63101, (800) 449-6447.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2001.

                                TABLE OF CONTENTS

                                                                            Page

COMPANY  .....................................................................
EXPERTS  .....................................................................
DISTRIBUTION..................................................................
PERFORMANCE INFORMATION.......................................................
FEDERAL TAX STATUS............................................................
ANNUITY PROVISIONS...........................................................
GENERAL MATTERS..............................................................
SAFEKEEPING OF ACCOUNT ASSETS................................................
STATE REGULATION.............................................................
RECORDS AND REPORTS..........................................................
LEGAL PROCEEDINGS............................................................
OTHER INFORMATION............................................................
FINANCIAL STATEMENTS.........................................................

                                 COMPANY

We are an insurance company that is wholly-owned by GenAmerica Financial Corporation. GenAmerica Financial Corporation is wholly-owned by Metropolitan Life Insurance Company, A New York insurance company ("MetLife"). We were chartered in 1933 and since then have continuously engaged in the business of life insurance, annuities, and accident and health insurance. Our National Headquarters is located at 700 Market Street, St. Louis, Missouri 63101. The telephone number is 314-231-1700. We are licensed to do business in 49 states of the U.S., the District of Columbia, Puerto Rico, and are registered in Canada and licensed in the Provinces of Alberta, British Columbia, Manitoba, New Brunswick, Newfoundland, Nova Scotia, Ontario, Prince Edward Island, Quebec, and Saskatchewan.

We conduct a conventional life insurance business. Assets derived from our business should be considered by purchasers of variable annuity contracts only as bearing upon our ability to meet our obligations under the variable annuity contracts and should not be considered as bearing on the investment performance of the Separate Account.

                                     EXPERTS

The financial statements as of and for the year ended December 31, 2000 of the Company and the Separate Account included in this Statement of Additional Information and in the registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reprots appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of the Company as of December 31, 1999, and for the year ended December 31, 1999, and the statement of changes in net assets of the Separate Account for the year ended December 31, 1999, have been included in this Prospectus in reliance on the reports of KPMG LLP, independent certified public accountants, and on the authority of said firm as experts in accounting and auditing.

                                  DISTRIBUTION

Walnut Street Securities, Inc. ("Walnut Street"), the principal underwriter of the Contracts, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

On or about July 1, 2001, General American Distributors, Inc., Member NASD/SIRC, will become the principal underwriter of the Contracts. General American Distributors, Inc. is a wholly-owned subsidiary of GenAmerica Financial Corporation.

The Contracts are offered to the public through individuals licensed under the federal securities laws and state insurance laws who have entered into agreements with Walnut Street. The offering of the Contracts is continuous and Walnut Street does not anticipate discontinuing the offering of the Contracts. However, Walnut Street does reserve the right to discontinue the offering of the Contracts.

REDUCTION OF THE SURRENDER CHARGE

The amount of the surrender charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the surrender charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. Other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction of the surrender charge.

The surrender charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction of the surrender charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                             PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Fund over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the expenses for the underlying Fund being advertised and any applicable surrender charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable surrender charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                          n
                                 P (1 + T)  = ERV

Where:

      P = a hypothetical initial payment of $1,000

      T = average annual total return

      n = number of years

     ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any surrender charge. The deduction of any surrender charge would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an owner's total return may be in any future period.

MONEY MARKET YIELD CALCULATION

In accordance with regulations adopted by the Securities and Exchange Commission, General American is required to disclose the current annualized yield for the Fund investing in the Money Market Fund of Capital Company (the "Money Market Division") for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for administrative expenses of services and the mortality and expense risk charge and income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Division of the Separate Account will be lower than the yield for the Money Market Fund of Capital Company.

The Securities and Exchange Commission also permits General American to disclose the effective yield of the Money Market Division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result.

The yield on amounts held in the Money Market Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund the types and quality of portfolio securities held by the Money Market Fund, and its operating expenses.

HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the Funds against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Fund being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

                               FEDERAL TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On  March  2,  1989,  the  Treasury   Department  issued   Regulations   (Treas.
Reg.1.817-5), which established diversification requirements for the Funds underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an Fund will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the option is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Funds underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the

Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

Any transfer, assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your Contract.

GIFTING A CONTRACT

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions) or d) hardship distributions. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.


TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Furthermore, the Contract provides that upon the death of the Annuitant during the Accumulation Phase, the death proceeds will be paid to the beneficiary. Such payments made when the Annuitant, who is not the Contract Owner, dies do not qualify for the death of the Contract Owner exception (described in (2) above) and will be subject to the 10% distribution penalty unless the beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)


WITHDRAWALS - INVESTMENT ADVISER FEES

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.


QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.  Section 403(b) Plans

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d.   Deferred Compensation Plans

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,500 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

          attains age 70 1/2,
          separates from service,
          dies, or
          suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.

Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b)(Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions:

     (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2;

     (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code);

     (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary;

     (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55;

     (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care;

     (f) distributions made to an alternate payee pursuant to a qualified domestic relations order;

     (g)  distributions  made  on  account  of an  IRS  levy  on  the  Qualified
          Contract;

     (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days);

     (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and

     (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years on which the exception was used.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


The Internal Revenue Service has proposed new regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs and in some cases by owners of Tax-Sheltered Annuity contract and pension and profit sharing plan contracts. You should consult with your qualified plan sponsor and tax adviser to determine if these new rules are available for your benefit.


TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

COMPUTATION OF THE VALUE OF AN ANNUITY UNIT

The table of contractual guaranteed annuity rates is based on an assumed interest rate. The assumed interest rate is 4% for all contracts issued on or after May 1, 1982; 3.5% for tax-qualified contracts issued prior to May 1, 1982; and 3% for non-tax-qualified Contracts issued prior to May 1, 1982.

As a starting point, the value of a separate account Two annuity unit was established at $10.00 as of the end of the business day on January 4, 1971. For

Contracts issued prior to May 1, 1982, the value of the annuity unit at the end of any subsequent business day is determined by multiplying such value for the preceding business day by the product of (a) the daily reduction factor (described below) once for each calendar day expiring between the end of the sixth preceding business day and the end of the fifth preceding business day and
(b) the net investment factor for the fifth business day preceding such business day.

The daily reduction factors referred to above are .99989256 for all contracts issued on or after May 1, 1982; .99990575 for tax-qualified contracts issued prior to May 1, 1982; and .99991902 for non-tax-qualified contracts issued before May 1, 1982.

These daily reduction factors are necessary to neutralize the assumed net investment rate built into the annuity tables. Calculations are performed as of the fifth preceding business day to permit calculation of amounts and the mailing of checks in advance of their due date.

This may be illustrated by the following hypothetical example. Assuming that the net investment factor for the fifth preceding business day was 1.00176027, and assuming that the annuity unit value for the preceding business day was $10.20, then the annuity unit for the current business day is $10.22, determined as follows:

      1.00176027        $10.200000
      X .99989256       X 1.00165264
      -----------       ------------
      1.00165264        $10.216857

DETERMINATION OF THE AMOUNT OF THE FIRST ANNUITY INSTALLMENT

When annuity installments begin, the accumulated value of the Contract is established. This is the sum of the products of the values of an accumulation unit in each Fund on the fifth business day preceding the annuity commencement date and the number of accumulation units credited to the Contract as of the annuity commencement date.

The Contract contains tables indicating the dollar amount of the first annuity installment under each form of variable annuity for each $1,000 of value of the Contract. The amount of the first annuity installment depends on the option chosen and the sex (if applicable) and age of the annuitant.

The first annuity installment is determined by multiplying the benefit per $1,000 of value shown in the tables in the contract by the number of thousands of dollars of accumulated value of the contract (individual account).

If a greater first installment would result, General American will compute the first installment on the same mortality basis as is used in determining such installments under individual variable annuity contracts then being issued for a similar class of annuitants.

DETERMINATION OF THE FLUCTUATING VALUES OF THE ANNUITY INSTALLMENTS

The dollar amount of the first annuity installment, determined as described above, is translated into annuity units by dividing that dollar amount by the value of an annuity unit on the due date of the first annuity installment. The number of annuity units remains fixed and the amount of each subsequent annuity installment is determined by multiplying this fixed number of annuity units by the value of an annuity unit on the date the installment is due.

If in any month after the first the application of the above net investment factors produces a net investment increment exactly equivalent to the assumed annualized rate of 4%, then the payment in that month will not change. Since it is unlikely that it will be exactly equivalent, installments will vary up or down depending upon whether such investment increment is greater or less than the assumed annualized rate of 4%. A higher assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments (or a more rapidly falling series of subsequent annuity payments if the value of an annuity unit is decreasing). A lower assumption would have the opposite effect.

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The general account value as of the annuity calculation date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. Fixed annuity payments will remain level.

                                 GENERAL MATTERS

PARTICIPATING

The Contracts share in General American's divisible surplus while they are in force prior to the annuity commencement date. Each year General American will determine the share of divisible surplus, if any, accruing to the Contracts. Investment results are credited directly through the changes in the value of the accumulation units and annuity units. Also, most mortality and expense savings are credited directly through decreases in the appropriate charges. Therefore, the Company expects little or no divisible surplus to be credited to a contract. If any divisible surplus is credited to a contract, the Contract Owner may choose to take the distribution in cash, reduce the stipulated payment, or leave the distribution with General American to accumulate with interest.

JOINT ANNUITANT

The contract owner may, by written request at least 30 days prior to the annuity commencement date, name a joint annuitant. An annuitant or joint annuitant may not be replaced. The annuity commencement date shall be specified in the application. If the annuitant or joint annuitant dies after the annuity commencement date, the survivor shall be the sole annuitant. Another joint annuitant may not be designated. Payment to a beneficiary shall not be made until the death of the surviving annuitant.

INCORRECT AGE OR SEX

If the age at issue or sex of the annuitant as shown in the Contract is incorrect, any benefit payable under a supplemental agreement will be such as the premiums paid would have purchased at the correct age at issue and sex. After General American begins paying monthly income installments, appropriate adjustment will be made in any remaining installments.

ANNUITY DATA

General American will not be liable for obligations which depend on receiving information from a payee until such information is received in a form satisfactory to General American.

QUARTERLY REPORTS

Quarterly, General American will give the contract owner a report of the current accumulated value allocated to each Fund; the current accumulated value allocated to the General Account; and any purchase payments, charges, transfers, or surrenders during that period. This report will also give the contract owner any other information required by law or regulation. The contract owner may ask for a report like this at any time. The quarterly reports will be distributed without charge. General American reserves the right to charge a fee for additional reports.

INCONTESTABILITY

General American cannot contest this Contract, except for nonpayment of stipulated payments or premiums, after it has been in force during the lifetime of the Annuitant for a period of two years from the date of issue. This provision will not apply to any supplemental agreement relating to total and permanent disability benefits.

OWNERSHIP

The owner of the Contract on the contract date is the annuitant, unless otherwise specified in the application. The owner may specify a new owner by written notice at any time thereafter. During the annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the owner.

REINSTATEMENT

A Contract may be reinstated if a stipulated payment is in default and if the accumulated value has not been applied under the surrender provision. Reinstatement may be made during the lifetime of the annuitant but before the annuity date by the payment of one stipulated payment. Benefits provided by any supplemental agreement attached to this Contract may be reinstated by providing evidence of insurability satisfactory to General American. The reinstatement provisions incorporated in such supplemental agreement must be complied with.

                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the separate account is held by General American. The assets are kept physically segregated and held separate and apart from General American's general account assets. Records are maintained of all purchases and redemptions of eligible shares held by each of the Funds of the separate account.

                                STATE REGULATION

General American is a life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri Division of Insurance. An annual statement is filed with the Missouri Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of General American as of December 31 of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of General American, including the liabilities and reserves of the separate account.

In addition, General American is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                               RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by General American. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, General American will mail to all contract owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                                LEGAL PROCEEDINGS

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. General American is not involved in any litigation that is of material importance in relation to its total assets or that relates to the separate account.

                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments, and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                        Independent Auditors' Report
                        ----------------------------

The Board of Directors
General American Life Insurance Company
and Contractholders of General American
Separate Account Two:

We have audited the statements of assets and liabilities, including the schedule of investments, of the S & P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, Equity-Income, Growth, and Overseas Fund Divisions of General American Separate Account Two as of December 31, 2000, and the respective related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the management of General American Separate Account Two. Our responsibility is to express an opinion on these financial statements based on our audits. The statements of changes in net assets for the year ended December 31, 1999 were audited by other auditors whose report dated February 25, 2000 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the distributor and depositor of the separate account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such 2000 financial statements referred to above present fairly, in all material respects, the financial position of the S & P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, Equity-Income, Growth, and Overseas Fund Divisions of General American Separate Account Two as of December 31, 2000, the respective results of their operations and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

St. Louis, Missouri
February 28, 2001


The Board of Directors
General American Life Insurance Company and
Contractholders of General American
Separate Account Two:

We have audited the statements of operations and changes in net assets of the S&P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, Equity- Income, Growth, and Overseas Fund Divisions of General American Separate Account Two for the year ended December 31, 1999. These financial statements are the responsibility of the management of General American Separate Account Two. Our responsbility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations of the S&P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, Equity-Income, Growth and Overseas Fund Divisions of General American Separate Account Two for the year period ended December 31, 1999 in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG, LLP

St. Louis, Missouri
February 25, 2000

                      GENERAL AMERICAN SEPARATE ACCOUNT TWO
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000


                                                           S & P 500         MONEY          BOND         MANAGED       ASSET
                                                             INDEX           MARKET         INDEX         EQUITY     ALLOCATION
                                                         FUND DIVISION   FUND DIVISION  FUND DIVISION FUND DIVISION FUND DIVISION
                                                         -------------   -------------  ------------- ------------- -------------
Assets:
  Investments in General American Capital Company,
    at market value (see Schedule of Investments)         $70,585,710     $3,002,701     $4,058,285    $18,939,422   $24,723,715
  Receivable from General American Life Insurance
    Company                                                         0              0              0         37,450        29,370
                                                          -----------     ----------     ----------    -----------   -----------

      Total assets                                         70,585,710      3,002,701      4,058,285     18,976,872    24,753,085
                                                          -----------     ----------     ----------    -----------   -----------

Liabilities:
  Payable to General American Life
    Insurance Company                                          62,854          2,103          3,714              0             0
                                                          -----------     ----------     ----------    -----------   -----------

      Total net assets                                    $70,522,856     $3,000,598     $4,054,571    $18,976,872   $24,753,085
                                                          ===========     ==========     ==========    ===========   ===========

Net assets represented by:
  Tax sheltered annuities in accumulation period           51,355,928      2,524,163      2,898,962     16,737,555    19,098,639
  Individually purchased annuities in accumulation
    period                                                 19,166,928        476,435      1,155,609      2,181,623     5,654,446
  Variable annuities in payment period                              0              0              0         57,694             0
                                                          -----------     ----------     ----------    -----------   -----------

      Total net assets                                    $70,522,856     $3,000,598     $4,054,571    $18,976,872   $24,753,085
                                                          ===========     ==========     ==========    ===========   ===========


Tax sheltered units held - 88 Series                          859,605        138,761        129,579        189,682       470,398
Individually purchased units held - 88 Series                 320,820         26,191         51,654         43,957       139,269
Tax sheltered units held - 82 Series                             0.00           0.00           0.00         79,983          0.00
Individually purchased units held - 82 Series                    0.00           0.00           0.00            456          0.00

Tax sheltered accumulation unit value - 88 Series         $     59.74     $    18.19     $    22.37    $     48.57   $     40.60
Individually purchased accumulation unit value -
  88 Series                                                     59.74          18.19          22.37          48.57         40.60
Tax sheltered accumulation unit value - 82 Series                0.00           0.00           0.00          94.14          0.00
Individually purchased accumulation unit value -
  82 Series                                                      0.00           0.00           0.00         102.45          0.00

Cost of investments                                       $72,055,440     $3,066,852     $4,104,412    $22,238,851   $27,804,375


See accompanying notes to financial statements.


                                    GENERAL AMERICAN SEPARATE ACCOUNT TWO
                              STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                              DECEMBER 31, 2000



                                                                  EQUITY-INCOME        GROWTH            OVERSEAS
                                                                  FUND DIVISION     FUND DIVISION      FUND DIVISION
                                                                  --------------    -------------      -------------
Assets:
  Investments in Fidelity Variable Insurance Products
    Fund, at market value (see Schedule of Investments)            $20,832,748       $45,011,484        $8,158,320
                                                                   -----------       -----------        ----------




Liabilities:
  Payable to General American Life
    Insurance Company                                                    7,884            34,738             4,470
                                                                   -----------       -----------        ----------

      Total net assets                                             $20,824,864       $44,976,746        $8,153,850
                                                                   ===========       ===========        ==========

Net assets represented by:
  Tax sheltered annuities in accumulation period                    14,443,466        34,530,257         6,304,325
  Individually purchased annuities in accumulation period            6,381,398        10,446,489         1,849,525
  Variable annuities in payment period                                       0                 0                 0
                                                                   -----------       -----------        ----------

      Total net assets                                             $20,824,864       $44,976,746        $8,153,850
                                                                   ===========       ===========        ==========


Tax sheltered units held - 88 Series                                   570,411         1,131,200           373,373
Individually purchased units held - 88 Series                          252,019           342,224           109,538


Tax sheltered accumulation unit value - 88 Series                  $     25.32       $     30.53        $    16.88
Individually purchased accumulation unit value - 88 Series               25.32             30.53             16.88


Cost of investments                                                $18,191,174       $40,363,049        $8,458,895


See accompanying notes to financial statements.


                      GENERAL AMERICAN SEPARATE ACCOUNT TWO
                            STATEMENTS OF OPERATIONS
                                            FOR THE YEAR ENDED DECEMBER 31, 2000



                                                     S & P 500           MONEY           BOND           MANAGED        ASSET
                                                       INDEX             MARKET          INDEX          EQUITY       ALLOCATION
                                                   FUND DIVISION     FUND DIVISION   FUND DIVISION   FUND DIVISION  FUND DIVISION
                                                   -------------     -------------   -------------   -------------  -------------
Investment income
  Dividend income*                                 $          0        $       0       $       0      $         0   $          0

Expenses:
  Mortality and expense charge                         (812,178)         (35,025)        (40,373)        (176,181)      (265,099)
                                                   ------------        ---------       ---------      -----------   ------------
      Net investment expense                           (812,178)         (35,025)        (40,373)        (176,181)      (265,099)
                                                   ------------        ---------       ---------      -----------   ------------

Net realized gain on investments:
  Realized gain from distributions                   16,100,145          171,427         211,856        6,633,582      8,905,791
  Realized gain (loss) on sales                       6,880,288          (22,909)        (15,942)         522,163      1,504,386
                                                   ------------        ---------       ---------      -----------   ------------
      Net realized gain on investments               22,980,433          148,518         195,914        7,155,745     10,410,177
                                                   ------------        ---------       ---------      -----------   ------------

Net unrealized (loss) gain on investments:
  Unrealized gain (loss) on investments,
    beginning of year                                28,334,721         (132,939)       (308,933)       1,880,103      7,026,620
                                                   ------------        ---------       ---------      -----------   ------------
  Unrealized loss on investments, end of year        (1,469,729)         (64,145)        (46,127)      (3,299,428)    (3,080,660)
                                                   ------------        ---------       ---------      -----------   ------------
      Net unrealized (loss) gain on investments     (29,804,450)          68,794         262,806       (5,179,531)   (10,107,280)
                                                   ------------        ---------       ---------      -----------   ------------

        Net (loss) gain on investments               (6,824,017)         217,312         458,720        1,976,214        302,897
                                                   ------------        ---------       ---------      -----------   ------------

Net (decrease) increase in net assets resulting
  from operations                                  $ (7,636,195)       $ 182,287       $ 418,347      $ 1,800,033   $     37,798
                                                   ============        =========       =========      ===========   ============



*See Note 2C

See accompanying notes to financial statements.



                                        GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                        STATEMENTS OF OPERATIONS (CONTINUED)
                                        FOR THE YEAR ENDED DECEMBER 31, 2000





                                                               EQUITY-INCOME        GROWTH           OVERSEAS
                                                               FUND DIVISION     FUND DIVISION     FUND DIVISION
                                                               -------------     -------------     -------------
Investment income:
  Dividend income *                                             $   397,511      $     56,631       $   133,617

Expenses:
  Mortality and expense charge                                     (210,833)         (524,302)          (94,943)
                                                                -----------      ------------       -----------
      Net investment income (expense)                               186,678          (467,671)           38,674
                                                                -----------      ------------       -----------

Net realized gain on investments:
  Realized gain from distributions                                1,497,599         5,634,807           841,424
  Realized gain on sales                                            988,860         3,025,504           326,180
                                                                -----------      ------------       -----------
      Net realized gain on investments                            2,486,459         8,660,311         1,167,604
                                                                -----------      ------------       -----------

Net unrealized gain (loss) on investments:
  Unrealized gain on investments,
    beginning of year                                             4,001,510        18,939,412         2,948,028
                                                                -----------      ------------       -----------
  Unrealized gain (loss) on investments, end of year              2,641,574         4,648,435          (300,575)
                                                                -----------      ------------       -----------
      Net unrealized loss on investments                         (1,359,936)      (14,290,977)       (3,248,603)
                                                                -----------      ------------       -----------

        Net gain (loss) on investments                            1,126,523        (5,630,666)       (2,080,999)
                                                                -----------      ------------       -----------

Net increase (decrease) in net assets resulting
  from operations                                               $ 1,313,201      $ (6,098,337)      $(2,042,325)
                                                                ===========      ============       ===========


*See Note 2C


See accompanying notes to financial statements.


                      GENERAL AMERICAN SEPARATE ACCOUNT TWO
                       STATEMENTS OF CHANGES IN NET ASSETS
                                       FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                    S & P 500                       MONEY                         BOND
                                                      INDEX                         MARKET                       INDEX
                                                  FUND DIVISION                 FUND DIVISION                 FUND DIVISION
                                          ---------------------------    --------------------------     ------------------------
                                               2000           1999           2000           1999           2000          1999
                                          ------------    -----------    -----------    -----------     ----------   -----------
Operations:
  Net investment expense                  $   (812,178)   $  (792,852)   $   (35,025)   $   (45,647)    $  (40,373)  $   (49,500)
  Net realized gain on investments          22,980,433     12,282,412        148,518        288,697        195,914       276,130
  Net unrealized (loss) gain on
    investments                            (29,804,450)     2,630,166         68,794        (56,886)       262,806      (429,576)
                                          ------------    -----------    -----------    -----------     ----------   -----------
    Net (decrease) increase in net
      assets resulting from operations      (7,636,195)    14,119,726        182,287        186,164        418,347      (202,946)
                                          ------------    -----------    -----------    -----------     ----------   -----------

Net deposits into separate account           2,819,728      5,534,874        703,006        273,598        196,757       381,221
Net transfers                                  564,230      2,454,573     (1,981,472)     2,441,213       (328,437)     (439,143)
Net withdrawals from separate account      (11,669,131)    (9,243,082)    (1,034,534)    (1,125,571)      (440,375)   (1,287,301)
                                          ------------    -----------    -----------    -----------     ----------   -----------
                                            (8,285,173)    (1,253,635)    (2,313,000)     1,589,240       (572,055)   (1,345,223)
                                          ------------    -----------    -----------    -----------     ----------   -----------
    (Decrease) increase in net assets      (15,921,368)    12,866,091     (2,130,713)     1,775,404       (153,708)   (1,548,169)

Net assets, beginning of year               86,444,224     73,578,133      5,131,311      3,355,907      4,208,279     5,756,448
                                          ------------    -----------    -----------    -----------     ----------   -----------

Net assets, end of year                   $ 70,522,856    $86,444,224    $ 3,000,598    $ 5,131,311     $4,054,571   $ 4,208,279
                                          ============    ===========    ===========    ===========     ==========   ===========

                                                                    MANAGED                      ASSET
                                                                    EQUITY                     ALLOCATION
                                                                 FUND DIVISION                FUND DIVISION
                                                          --------------------------   --------------------------
                                                              2000           1999          2000           1999
                                                          -----------    -----------   ------------   -----------
Operations:
  Net investment expense                                  $  (176,181)   $  (225,660)  $   (265,099)  $  (235,101)
  Net realized gain on investments                          7,155,745      1,798,517     10,410,177     1,563,642
  Net unrealized (loss) gain on
    investments                                            (5,179,531)    (1,054,930)   (10,107,280)    3,423,736
                                                          -----------    -----------   ------------   -----------
    Net (decrease) increase in net
      assets resulting from operations                      1,800,033        517,927         37,798     4,752,277
                                                          -----------    -----------   ------------   -----------

Net deposits into separate account                            560,285      1,171,710      2,316,012     1,178,531
Net transfers                                              (2,385,612)      (968,834)       825,197      (276,385)
Net withdrawals from separate account                      (2,876,868)    (2,976,754)    (3,774,859)   (2,650,162)
                                                          -----------    -----------   ------------   -----------
                                                           (4,702,195)    (2,773,878)      (633,650)   (1,748,016)
                                                          -----------    -----------   ------------   -----------
    (Decrease) increase in net assets                      (2,902,162)    (2,255,951)      (595,852)    3,004,261

Net assets, beginning of year                              21,879,034     24,134,985     25,348,937    22,344,676
                                                          -----------    -----------   ------------   -----------

Net assets, end of year                                   $18,976,872    $21,879,034   $ 24,753,085   $25,348,937
                                                          ===========    ===========   ============   ===========



See accompanying notes to financial statements.



                      GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                       STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                       FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                  EQUITY-INCOME                   GROWTH                       OVERSEAS
                                                  FUND DIVISION                FUND DIVISION                 FUND DIVISION
                                           --------------------------   ---------------------------    -------------------------
                                               2000           1999          2000            1999           2000          1999
                                           -----------    -----------   ------------    -----------    ------------   ----------
Operations:
  Net investment income (expense)          $   186,678    $   136,038   $   (467,671)   $  (354,627)   $    38,674    $   31,085
  Net realized gain on investments           2,486,459      2,826,127      8,660,311      6,243,740      1,167,604       413,500
  Net unrealized (loss) gain on
    investments                             (1,359,936)    (1,603,590)   (14,290,977)     7,701,498     (3,248,603)    2,308,525
                                           -----------    -----------   ------------    -----------    ------------   ----------
    Increase (decrease) in net assets
      resulting from operations              1,313,201      1,358,575     (6,098,337)    13,590,611     (2,042,325)    2,753,110
                                           -----------    -----------   ------------    -----------    ------------   ----------

Net deposits into separate account             910,597      1,543,976      2,316,682      3,016,793        615,428       517,334
Net transfers                               (2,262,937)    (3,060,732)     5,047,732      1,105,984      1,344,793       272,927
Net withdrawals from separate account       (3,533,478)    (2,789,015)    (7,635,359)    (3,757,019)    (1,315,904)     (757,382)
                                           -----------    -----------   ------------    -----------    ------------   ----------
                                            (4,885,818)    (4,305,771)      (270,945)       365,758        644,317        32,879
                                           -----------    -----------   ------------    -----------    ------------   ----------
    (Decrease) increase in net assets       (3,572,617)    (2,947,196)    (6,369,282)    13,956,369     (1,398,008)    2,785,989


Net assets, beginning of year               24,397,481     27,344,677     51,346,028     37,389,659      9,551,858     6,765,869
                                           -----------    -----------   ------------    -----------    ------------   ----------

Net assets, end of year                    $20,824,864    $24,397,481   $ 44,976,746    $51,346,028    $ 8,153,850    $9,551,858
                                           ===========    ===========   ============    ===========    ===========    ==========


See accompanying notes to financial statements.



                    GENERAL AMERICAN SEPARATE ACCOUNT TWO
                        NOTES TO FINANCIAL STATEMENTS
                              DECEMBER 31, 2000

Note 1 - Organization

General American Life Insurance Company (General American) markets life insurance and health and pension arrangements to the public. General American Separate Account Two (the Separate Account) is a part of General American and is available to tax qualified and non-tax qualified retirement plans for investment purposes in variable annuity contracts. The Separate Account was reorganized as a unit investment trust, registered under the Investment Company Act of 1940, pursuant to a plan of reorganization approved by its contractholders on February 23, 1988. To provide Separate Account contractholders the opportunity to invest in a more diversified mutual fund portfolio, four additional fund divisions were also established on this date. Existing contractholders' units in the Separate Account remained unchanged after the reorganization.

Each Fund Division invests exclusively in shares of a single fund of either General American Capital Company (the Capital Company) or Variable Insurance Products Fund, which are open-end diversified management investment companies. The funds of the General American Capital Company, sponsored by General American, are the S & P 500 Index Fund, Money Market Fund, Bond Index Fund, Managed Equity Fund, and Asset Allocation Fund Divisions. The name of the Bond Index Fund was changed from the Intermediate Bond Fund effective October 1, 1992. The name change reflected a change in investment policies and objectives of the Fund. The name of the S & P 500 Index Fund was changed from the Equity Index Fund effective May 1, 1994. The funds of the Variable Insurance Products Fund, sponsored by Fidelity Investments, are the Equity-Income, Growth, and the Overseas Fund Divisions. Contractholders have the option of directing their deposits into one or all of these Funds as well as into the general account of General American. The unit values for the Separate Account 88 Series for the above divisions began at $10.00 on May 16, 1988 (date of first deposits into these fund divisions), except for the Managed Equity Fund Division, which began at $10.00 on February 23, 1988; the Equity-Income and Growth Fund Divisions which began at $10.00 on January 6, 1994; and the Overseas Fund Division which began at $10.00 on January 11, 1994.

On January 6, 2000, Metropolitan Life Insurance Company (MetLife), headquartered in New York, purchased 100% of GenAmerica Financial Corporation (the Company) for $1.2 billion in cash. General American is a wholly-owned subsidiary of GenAmerica Financial Corporation.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

                                                                 (Continued)



                    GENERAL AMERICAN SEPARATE ACCOUNT TWO
                        NOTES TO FINANCIAL STATEMENTS

A.    Investments

             The Separate Account's investments in the eight Funds are valued daily based on the net asset values of the respective Fund shares held as reported to General American by General American Capital Company and Variable Insurance Products. The specific identification method is used in determining the cost of shares sold on withdrawals by the Separate Account. Share transactions are recorded on the trade date, which is the same as the settlement date.

B.    Federal Income Taxes

             General American is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the Code). Since the sub-accounts are not separate entities from General American, and their operations form a part of General American, they will not be taxed separately as a regulated investment company under sub-chapter M of the Code. Under existing federal income tax law, investment income of the sub-accounts, to the extent it is applied to increase reserves under a contract, is not taxed and may be compounded for reinvestment without additional tax to General American.

C.    Distribution of Income and Realized Capital Gains

             General American Capital Company follows the federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized gains are deemed to be passed through to the Separate Account. As a result, General American Capital Company does not pay any dividends or capital gain distributions. During December of each year, accumulated investment income and capital gains of the underlying Capital Company Fund are allocated to the Separate Account by increasing the cost basis and recognizing a capital gain in the Separate Account. This adjustment has no impact on the net assets of the Separate Account.

             The Variable Insurance Products Funds intends to pay out all of its net investment income and net realized capital gains for each year. Dividends from the funds are distributed at least annually on a per share basis and are recorded on the ex dividend date. Normally, net realized capital gains, if any, are distributed each year for each fund. Such income and capital gain distributions are automatically reinvested in additional shares of the funds.




                                                                 (Continued)



                    GENERAL AMERICAN SEPARATE ACCOUNT TWO
                        NOTES TO FINANCIAL STATEMENTS

D.    Use of Estimates

               The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Note 3 - Contract Charges

General American assumes the mortality and expense risks and provides certain administrative services related to operating the Separate Account, for which the Separate Account is charged a daily rate of .002740% of net assets of each Fund Division of the Separate Account, which equals an annual rate of 1% for those net assets. For contracts issued prior to the date of reorganization and invested in the Managed Equity Fund, daily adjustments to values in the Separate Account are made to offset fully the effect of a .10% administrative fee charged to the Managed Equity Fund by General American. Since the Separate Account invests in shares of the Capital Company, as opposed to direct investments in publicly traded common stocks, the Separate Account is not charged an investment advisory fee.

Under Separate Account contractual arrangements, General American is entitled to collect payment for sale charges and annuity taxes. Variable annuity contracts written prior to May 1, 1982 have a front-end sales charge of 4.75% applied to each contribution. Contracts written after April 30, 1982 are subject to a contingent deferred sales charge upon surrender of the contract or partial withdrawal of funds on deposit. The sales charge is 9% during the first contract year, decreasing by 1% per year thereafter; the contingent deferred sales charge is waived in the event of death, disability or annuitization after the fifth contract year.

Note 4 - Purchases and Sales of Shares

During the year ended December 31, 2000, purchases including net realized gain and income from distribution and proceeds from sales of General American Capital Company shares were as follows:

                    S & P 500          Money                                 Managed               Asset
                      Index            Market           Bond Index            Equity            Allocation
                      Fund              Fund               Fund                Fund                Fund
                      ====              ====               ====                ====                ====
 Purchases        $20,142,847       $ 3,576,505          $ 600,522         $ 6,946,804         $ 11,954,754
                  ===========       ===========          =========         ===========         ============

 Sales            $13,153,532       $ 5,754,880        $ 1,000,788         $ 5,246,784          $ 3,998,467
                  ===========       ===========        ===========         ===========          ===========

                                                                 (Continued)




                    GENERAL AMERICAN SEPARATE ACCOUNT TWO
                        NOTES TO FINANCIAL STATEMENTS

During the year ended December 31, 2000, purchases (including dividend reinvestment) and proceeds from sales of Variable Insurance Products Fund shares were as follows:

                      Equity-
                      Income           Growth            Overseas
                       Fund             Fund               Fund
                       ====             ====               ====
Purchases          $ 2,424,715      $ 11,955,100        $ 2,889,809
                   ===========      ============        ===========

Sales              $ 5,638,092       $ 7,065,387        $ 1,367,980
                   ===========       ===========        ===========




           GENERAL AMERICAN SEPARATE ACCOUNT TWO
               NOTES TO FINANCIAL STATEMENTS
                     DECEMBER 31, 2000


NOTE 5 - ACCUMULATION UNIT ACTIVITY

The following is a summary of the accumulation unit activity for the year ended December 31, 2000 and 1999 (in thousands):


                                                 S & P 500 INDEX                MONEY MARKET                    BOND INDEX
                                                  FUND DIVISION                 FUND DIVISION                  FUND DIVISION
                                               -------------------           -------------------            ------------------

Tax sheltered annuities:                       2000           1999           2000           1999            2000          1999
                                               ----           ----           ----           ----            ----          ----
Net deposits                                    116            229            213            327             19            26
Net withdrawals                                (224)          (248)          (302)          (223)           (38)          (78)
Outstanding units, beginning of year            968            987            228            124            148           200
                                               ----           ----           ----           ----            ---           ---

Outstanding units, end of year                  860            968            139            228            129           148
                                               ====           ====           ====           ====            ===           ===



Individually purchased annuities:


Net deposits                                     16             51             10            149              3            11
Net withdrawals                                 (35)           (53)           (53)          (159)           (11)          (26)
Outstanding units, beginning of year            340            342             69             79             60            75
                                               ----           ----           ----           ----            ---           ---

Outstanding units, end of year                  321            340             26             69             52            60
                                               ====           ====           ====           ====            ===           ===


                                                                  MANAGED EQUITY                             ASSET ALLOCATION
                                                                  FUND DIVISION                                FUND DIVISION
                                                -------------------------------------------------           -------------------
                                                     88 Series                       Other
Tax sheltered annuities:                        2000           1999           2000           1999           2000           1999
                                                ----           ----           ----           ----           ----           ----
Net deposits                                     12             29              2              2             84             62
Net withdrawals                                 (68)           (49)           (28)           (22)           (77)           (86)
Outstanding units, beginning of year            246            266            106            126            463            487
                                                ---            ---            ---            ---            ---            ---

Outstanding units, end of year                  190            246             80            106            470            463
                                                ===            ===            ===            ===            ===            ===



Individually purchased annuities:


Net deposits                                      2              3              0              0              6              9
Net withdrawals                                  (7)            (8)             0              0            (30)           (33)
Outstanding units, beginning of year             49             54              1              1            163            187
                                                ---            ---            ---            ---            ---            ---

Outstanding units, end of year                   44             49              1              1            139            163
                                                ===            ===            ===            ===            ===            ===

                                                                    (continued)


           GENERAL AMERICAN SEPARATE ACCOUNT TWO
               NOTES TO FINANCIAL STATEMENTS
                     DECEMBER 31, 2000


NOTE 5 - ACCUMULATION UNIT ACTIVITY (CONTINUED)

The following is a summary of the accumulation unit activity for the year ended December 31, 2000 and 1999 (in thousands):



                                                  EQUITY-INCOME                    GROWTH                        OVERSEAS
                                                  FUND DIVISION                 FUND DIVISION                  FUND DIVISION
                                               -------------------          --------------------            ------------------

Tax sheltered annuities:                       2000           1999          2000           1999             2000          1999
                                               ----           ----          -----          -----            ----          ----
Net deposits                                     49             82            218            204            100            59
Net withdrawals                                (215)          (214)          (228)          (190)           (75)          (66)
Outstanding units, beginning of year            736            868          1,141          1,127            348           355
                                               ----           ----          -----          -----            ---           ---

Outstanding units, end of year                  570            736          1,131          1,141            373           348
                                               ====           ====          =====          =====            ===           ===



Individually purchased annuities:


Net deposits                                     12             21             46             70             20            23
Net withdrawals                                 (59)           (74)           (45)           (71)           (16)          (16)
Outstanding units, beginning of year            299            352            341            342            105            98
                                               ----           ----          -----          -----            ---           ---

Outstanding units, end of year                  252            299            342            341            109           105
                                               ====           ====          =====          =====            ===           ===



           GENERAL AMERICAN SEPARATE ACCOUNT TWO
               NOTES TO FINANCIAL STATEMENTS
                     DECEMBER 31, 2000

NOTE 6 - SUMMARY OF GROSS AND NET DEPOSITS INTO SEPARATE ACCOUNT

Deposits into the Separate Account are used to purchase shares in the Capital Company or Fidelity's Variable Insurance Products Funds. Net deposits represent the amounts available for investment in such shares after the deduction of sales charges, premium taxes, transfer charges, and surrender charges.


                                                S & P 500 INDEX                MONEY MARKET                   BOND INDEX
                                                 FUND DIVISION                 FUND DIVISION                 FUND DIVISION
                                              --------------------          --------------------          -------------------

Tax sheltered annuities:                      2000         1999             2000         1999             2000        1999
                                              -----    -----------          -----     ----------          -----   -----------
Total gross deposits                          $   0    $ 4,780,975          $   0     $  237,270          $   0   $   364,130
Transfers between fund divisions
     and General American                         0      1,752,189              0      2,396,429              0      (254,095)
Surrenders and withdrawals                        0     (7,641,939)             0       (863,973)             0    (1,141,258)
                                              -----    -----------          -----     ----------          -----   -----------
Total gross deposits, transfers, and
     surrenders between fund divisions            0     (1,108,775)             0      1,769,726              0    (1,031,223)

Deductions:
Sales charges and premium taxes                   0            673              0              0              0             0
Surrender charges                                 0         73,320              0          5,148              0         4,266
                                              -----    -----------          -----     ----------          -----   -----------
                                                  0         73,993              0          5,148              0         4,266
Total (withdrawals from) deposits into
     Separate Account                         $   0    $(1,182,768)         $   0     $1,764,578          $   0   $(1,035,489)
                                              =====    ===========          =====     ==========          =====   ===========

                                                                MANAGED EQUITY                               ASSET ALLOCATION
                                                                FUND DIVISION                                 FUND DIVISION
                                              --------------------------------------------------          ---------------------
                                                   88 Series                      Other
Tax sheltered annuities:                      2000         1999             2000        1999              2000         1999
                                              -----    -----------          -----    -----------          -----    -----------
Total gross deposits                          $   0    $ 1,017,574          $   0    $    98,087          $   0    $ 1,099,914
Transfers between fund divisions
     and General American                         0       (664,792)             0       (244,132)             0        (21,014)
Surrenders and withdrawals                        0     (1,195,279)             0     (1,533,674)             0     (1,926,140)
                                              -----    -----------          -----    -----------          -----    -----------
Total gross deposits, transfers, and
     surrenders between fund divisions            0       (842,497)             0     (1,679,719)             0       (847,240)

Deductions:
Sales charges and premium taxes                   0             64              0            262              0              0
Surrender charges                                 0         13,761              0              0              0         20,846
                                              -----    -----------          -----    -----------          -----    -----------
                                                  0         13,825              0            262              0         20,846
Total (withdrawals from) deposits into
     Separate Account                         $   0    $  (856,322)         $   0    $(1,679,981)         $   0    $  (868,086)
                                              =====    ===========          =====    ===========          =====    ===========



                                                S & P 500 INDEX                MONEY MARKET                    BOND INDEX
                                                 FUND DIVISION                 FUND DIVISION                 FUND DIVISION
                                              --------------------          --------------------          -------------------

Individually purchased annuities:             2000         1999             2000          1999            2000         1999
                                              -----    -----------          -----      ---------          -----     ---------
Total gross deposits                          $   0    $   753,899          $   0      $  36,328          $   0     $  17,091
Transfers between fund divisions
     and General American                         0        702,384              0         44,784              0      (185,048)
Surrenders and withdrawals                        0     (1,504,179)             0       (256,255)             0      (139,177)
                                              -----    -----------          -----      ---------          -----     ---------
Total gross deposits, transfers, and
     surrenders between fund divisions            0        (47,896)             0       (175,143)             0      (307,134)

Deductions:
Sales charges and premium taxes                   0              0              0              0              0             0
Surrender charges                                 0         22,971              0            195              0         2,600
                                              -----    -----------          -----      ---------          -----     ---------
                                                  0         22,971              0            195              0         2,600
Total withdrawals from
     Separate Account                         $   0    $   (70,867)         $   0      $(175,338)         $   0     $(309,734)
                                              =====    ===========          =====      =========          =====     =========

                                                                MANAGED EQUITY                              ASSET ALLOCATION
                                                                FUND DIVISION                                 FUND DIVISION
                                              --------------------------------------------------          --------------------
                                                   88 Series                      Other
Individually purchased annuities:             2000          1999            2000          1999            2000         1999
                                              -----      ---------          -----       --------          -----      ---------
Total gross deposits                          $   0      $  56,049          $   0       $      0          $   0      $  78,617
Transfers between fund divisions
     and General American                         0        (59,910)             0              0              0       (255,371)
Surrenders and withdrawals                        0       (216,312)             0        (15,347)             0       (679,108)
                                              -----      ---------          -----       --------          -----      ---------
Total gross deposits, transfers, and
     surrenders between fund divisions            0       (220,173)             0        (15,347)             0       (855,862)

Deductions:
Sales charges and premium taxes                   0              0              0              0              0              0
Surrender charges                                 0          2,055              0              0              0         24,068
                                              -----      ---------          -----       --------          -----      ---------
                                                  0          2,055              0              0              0         24,068
Total withdrawals from
     Separate Account                         $   0      $(222,228)         $   0       $(15,347)         $   0      $(879,930)
                                              =====      =========          =====       ========          =====      =========


                                                                    (continued)



           GENERAL AMERICAN SEPARATE ACCOUNT TWO
               NOTES TO FINANCIAL STATEMENTS
                     DECEMBER 31, 2000

NOTE 6 - SUMMARY OF GROSS AND NET DEPOSITS INTO SEPARATE ACCOUNT,
(CONTINUED)

                                                  EQUITY-INCOME                    GROWTH                      OVERSEAS
                                                  FUND DIVISION                 FUND DIVISION                FUND DIVISION
                                              --------------------          --------------------          -------------------

Tax sheltered annuities:                      2000         1999             2000         1999             2000         1999
                                              -----    -----------          -----    -----------          -----     ---------
Total gross deposits                          $   0    $ 1,407,920          $   0    $ 2,689,326          $   0     $ 473,024
Transfers between fund divisions
     and General American                         0     (2,034,265)             0      1,072,738              0       137,849
Surrenders and withdrawals                        0     (2,408,056)             0     (3,327,807)             0      (673,787)
                                              -----    -----------          -----    -----------          -----     ---------
Total gross deposits, transfers, and
     surrenders between fund divisions            0     (3,034,401)             0        434,257              0       (62,914)

Deductions:
Sales charges and premium taxes                   0             18              0            149              0            34
Surrender charges                                 0         21,503              0         41,171              0         7,968
                                              -----    -----------          -----    -----------          -----     ---------
                                                  0         21,521              0         41,320              0         8,002
Total (withdrawals from) deposits into
     Separate Account                         $   0    $(3,055,922)         $   0    $   392,937          $   0     $ (70,916)
                                              =====    ===========          =====    ===========          =====     =========


                                                  EQUITY-INCOME                    GROWTH                      OVERSEAS
                                                  FUND DIVISION                 FUND DIVISION                FUND DIVISION
                                              --------------------          --------------------          -------------------

Individually purchased annuities:             2000         1999             2000          1999            2000         1999
                                              -----    -----------          -----      ---------          -----      --------
Total gross deposits                          $   0    $   136,056          $   0      $ 327,467          $   0      $ 44,310
Transfers between fund divisions
     and General American                         0     (1,026,467)             0         33,246              0       135,078
Surrenders and withdrawals                        0       (346,195)             0       (371,595)             0       (73,053)
                                              -----    -----------          -----      ---------          -----      --------
Total gross deposits, transfers, and
     surrenders between fund divisions            0     (1,236,606)             0        (10,882)             0       106,335

Deductions:
Sales charges and premium taxes                   0              6              0             22              0             0
Surrender charges                                 0         13,237              0         16,275              0         2,540
                                              -----    -----------          -----      ---------          -----      --------
                                                  0         13,243              0         16,297              0         2,540
Total (withdrawals from) deposits into
     Separate Account                         $   0    $(1,249,849)         $   0      $ (27,179)         $   0      $103,795
                                              =====    ===========          =====      =========          =====      ========



                                    GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                        NOTES TO FINANCIAL STATEMENTS
                                              DECEMBER 31, 2000

Note 7 - FINANCIAL HIGHLIGHTS

                                                                                       Tax Qualified Plan   Non-Tax Qualified Plan
                                                                                       Units outstanding,     Units outstanding,
                                   Accumulation unit value:  Accumulation unit value:    end of period          end of period
                                     Beginning of period         End of period           (in thousands)         (in thousands)
                                   ------------------------  ------------------------  ------------------   ----------------------
S & P 500 Index Fund Division
      2000                                    66.06                   59.74                  860.00                  321.00
      1999                                    55.35                   66.06                  968.00                  340.00
      1998                                    43.62                   55.35                  987.00                  342.00
      1997                                    33.17                   43.62                  935.00                  366.00
      1996                                    27.27                   33.17                  808.00                  325.00

Money Market Fund Division
      2000                                    17.26                   18.19                  139.00                   26.00
      1999                                    16.57                   17.26                  228.00                   69.00
      1998                                    15.85                   16.57                  124.00                   79.00
      1997                                    15.14                   15.85                  102.00                   74.00
      1996                                    14.50                   15.14                  117.00                   62.00

Bond Index Fund Division
      2000                                    20.16                   22.37                  130.00                   52.00
      1999                                    20.97                   20.16                  148.00                   60.00
      1998                                    19.50                   20.97                  200.00                   75.00
      1997                                    18.01                   19.50                  163.00                   80.00
      1996                                    17.66                   18.01                  163.00                   70.00

Managed Equity Fund Division
   82 Series Tax Qualified
      2000                                    84.35                   94.14                   80.00                     N/A
      1999                                    82.60                   84.35                  106.00                     N/A
      1998                                    72.99                   82.60                  126.00                     N/A
      1997                                    59.73                   72.99                  136.00                     N/A
      1996                                    49.83                   59.73                  153.00                     N/A

   Non-Tax Qualified
      2000                                    91.79                  102.45                     N/A                    1.00
      1999                                    89.89                   91.79                     N/A                    1.00
      1998                                    79.43                   89.89                     N/A                    1.00
      1997                                    64.99                   79.43                     N/A                    2.00
      1996                                    54.22                   64.99                     N/A                    2.00

    88 Series
      2000                                    43.56                   48.57                  190.00                   44.00
      1999                                    42.70                   43.56                  246.00                   49.00
      1998                                    37.77                   42.70                  266.00                   54.00
      1997                                    30.94                   37.77                  280.00                   67.00
      1996                                    25.84                   30.94                  240.00                   58.00

Asset Allocation Fund Division
      2000                                    40.46                   40.60                  471.00                  139.00
      1999                                    33.12                   40.46                  463.00                  163.00
      1998                                    28.38                   33.12                  487.00                  187.00
      1997                                    24.14                   28.38                  496.00                  187.00
      1996                                    21.08                   24.14                  375.00                  178.00

Equity-Income Fund Division
      2000                                    23.60                   25.32                  570.00                  252.00
      1999                                    22.41                   23.60                  736.00                  299.00
      1998                                    20.27                   22.41                  868.00                  352.00
      1997                                    15.98                   20.27                  838.00                  351.00
      1996                                    14.12                   15.98                  767.00                  317.00

Growth Fund Division
      2000                                    34.64                   30.53                1,131.00                  342.00
      1999                                    25.45                   34.64                1,141.00                  341.00
      1998                                    18.42                   25.45                1,127.00                  342.00
      1997                                    15.07                   18.42                1,064.00                  343.00
      1996                                    13.27                   15.07                  974.00                  362.00

Overseas Fund Division
      2000                                    21.09                   16.88                  373.00                  109.00
      1999                                    14.93                   21.09                  348.00                  105.00
      1998                                    13.37                   14.93                  355.00                   98.00
      1997                                    12.11                   13.37                  363.00                  124.00
      1996                                    10.80                   12.11                  346.00                  107.00



                      GENERAL AMERICAN SEPARATE ACCOUNT TWO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

                                                    No. of Shares         Market Value
                                                    -------------         ------------
S&P 500 Index Fund
     General American Capital Company *               1,269,331            $70,585,710

Money Market Fund
     General American Capital Company *                 139,282              3,002,701

Bond Index Fund
     General American Capital Company *                 148,015              4,058,285

Managed Equity Fund
     General American Capital Company *                 458,096             18,939,422

Asset Allocation Fund
     General American Capital Company *                 526,577             24,723,715

Equity-Income Fund
     Variable Insurance Products Fund                   816,330             20,832,748

Growth Fund
     Variable Insurance Products Fund                 1,031,191             45,011,484

Overseas Fund
     Variable Insurance Products Fund                   408,120              8,158,320

* These funds use consent dividending.  See Note 2C.


LEGAL COUNSEL

          Stephen E. Roth
          Sutherland, Asbill & Brennan, Washington, D.C.

INDEPENDENT AUDITORS

          Deloitte & Touche LLP

If distributed to prospective investors, this report must be preceded or accompanied by a current prospectus.

The prospectus is incomplete without reference to the financial data contained in the annual report.

GENERAL AMERICAN LIFE
INSURANCE COMPANY
AND SUBSIDIARIES

Consolidated Financial Statements as of
December 31, 2000 and 1999 and
Independent Auditors' Report


INDEPENDENT AUDITORS' REPORT

Board of Directors and Stockholder of General American Life Insurance Company:

We have audited the accompanying consolidated balance sheet of General American Life Insurance Company and subsidiaries as of December 31, 2000 (Successor Company balance sheet), and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for the year then ended (Successor Company operations). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit. The consolidated financial statements of the Company for the year ended December 31, 1999 (Predecessor Company operations) were audited by other auditors whose report dated February 1, 2000 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such 2000 consolidated financial statements referred to above present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 2000, and the results of their operations and their cash flows for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

As more fully discussed in Note 1 to the consolidated financial statements, the Predecessor Company was acquired in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial statements for the period subsequent to the acquisition are presented on a different basis of accounting than those for the period prior to the acquisition and, therefore, are not directly comparable.


/s/ DELOITTE & TOUCHE LLP

St. Louis, Missouri
February 22, 2001

Independent Auditors' Report

The Board of Directors and Members of
General American Life Insurance Company:

We have audited the consolidated balance sheets of general American Life Insurance Company and subsidiaries as of December 31, 1999 and the related consolidated statements of operations, comprehensive income, stockholder equity, and cash flows for each of the years in the two-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted out audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit also includes assessing the accounting principals used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that out audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 1999 and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG, LLP

St. Louis, Missouri
February 4, 2000




General American Life Insurance Company and Subsidiaries Consolidated Balance
Sheets As of December 31, 2000 and 1999 (dollars in millions, except share data)

                                                                                                           PREDECESSOR'S
                                                                                                               BASIS
                                                                                                         ------------------
                                                                                      2000                     1999
                                                                                ------------------       ------------------
ASSETS
---------------------------------------------------------------------------
Investments:
     Fixed maturities available-for-sale, at fair value                     $            8,507.1      $           6,826.1
     Equity securities, at fair value                                                       37.8                     49.3
     Mortgage loans on real estate                                                       1,504.4                  1,678.9
     Real estate and real estate joint ventures                                            113.0                    118.9
     Policy loans                                                                        2,367.9                  2,243.9
     Other limited partnership interests                                                    51.4                     62.7
     Short-term investments                                                                 55.4                    292.4
     Other invested assets                                                               1,004.1                    804.1
                                                                                ------------------       ------------------
           Total investments                                                            13,641.1                 12,076.3
Cash and cash equivalents                                                                  589.0                    790.0
Accrued investment income                                                                  187.3                    153.9
Premiums and other receivables                                                           1,387.3                  1,504.6
Deferred policy acquisition costs and
   value of business acquired                                                            1,588.3                  1,286.1
Current income taxes                                                                         -                       56.9
Deferred income taxes                                                                        -                      197.7
Other                                                                                      583.1                    481.3
Separate account assets                                                                  6,948.1                  6,892.0
                                                                                ------------------       ------------------
           Total assets                                                     $           24,924.2      $          23,438.8
                                                                                ==================       ==================

LIABILITIES AND STOCKHOLDER'S EQUITY
---------------------------------------------------------------------------
Liabilities:
Future policy benefits                                                      $            6,100.9      $           5,995.6
Policyholder account balances                                                            7,334.2                  6,741.9
Other policyholder funds                                                                   959.2                  1,371.3
Policyholder dividends payable                                                             133.5                    120.7
Long-term debt                                                                             306.8                    223.4
Current income taxes payable                                                                16.3                      -
Deferred income taxes payable                                                               70.9                      -
Other                                                                                    1,280.5                  1,214.0
Separate account liabilities                                                             6,948.1                  6,892.0
                                                                                ------------------       ------------------
           Total liabilities                                                            23,150.4                 22,558.9
                                                                                ------------------       ------------------

Stockholder's Equity:
 Common stock, $1 par value 5,000,000 shares
      authorized, 3,000,000 shares issued and outstanding                                    3.0                      3.0
Additional paid in capital                                                               1,644.8                     71.1
Retained earnings                                                                          110.0                  1,074.1
Accumulated other comprehensive income (loss)                                               16.0                   (268.3)
                                                                                ------------------       ------------------
           Total stockholder's equity                                                    1,773.8                    879.9
                                                                                ------------------       ------------------
           Total liabilities and stockholder's equity                       $           24,924.2      $          23,438.8
                                                                                ==================       ==================

See accompanying notes to consolidated financial statements.




General American Life Insurance Company and Subsidiaries
Consolidated Statements of Operations
For the years ended December 31, 2000 and 1999
(dollars in millions)

                                                                                                           PREDECESSOR'S
                                                                                                               BASIS
                                                                                                         ------------------
                                                                                      2000                     1999
                                                                                ------------------       ------------------
REVENUES
---------------------------------------------------------------------------
Premiums                                                                    $             1,950.0     $           2,189.0
Universal life and investment-type product policy fees                                      242.2                   201.8
Net investment income                                                                     1,102.2                 1,156.0
Other revenues                                                                              241.9                   420.2
Net realized investment gains (losses) (net of amounts allocable to other
    accounts of $28.3 and $(8.4), respectively)                                              51.0                  (156.6)
                                                                                ------------------       ------------------
             Total revenues                                                               3,587.3                 3,810.4
                                                                                ------------------       ------------------

EXPENSES
---------------------------------------------------------------------------

Policyholder benefits and claims                                                          1,738.5                 1,978.4
Interest credited to policyholder account balances                                          392.7                   533.8
Policyholder dividends                                                                      209.4                   191.5
Other expenses (excludes amounts directly related to net realized
    investment gains (losses) of $28.3 and $(8.4), respectively)                          1,077.7                 1,343.4
                                                                                ------------------       ------------------

Income (loss) before provision for income taxes                                             169.0                  (236.7)
Provision (benefit) for income taxes                                                         59.0                   (83.5)
                                                                                ------------------       ------------------
Net income (loss)                                                           $               110.0     $            (153.2)
                                                                                ==================       ==================

See accompanying notes to consolidated financial statements.




General American Life Insurance Company and Subsidiaries
Consolidated Statements of Comprehensive Income (Loss)
For the years ended December 31, 2000 and 1999
(dollars in millions)

                                                                                                           PREDECESSOR'S
                                                                                                               BASIS
                                                                                                         ------------------
                                                                                      2000                     1999
                                                                                ------------------       ------------------
Net income (loss)                                                           $                110.0    $            (153.2)

Other comprehensive income (loss)                                                             16.0                 (321.2)
                                                                                ------------------       ------------------

             Comprehensive income (loss)                                    $                126.0    $            (474.4)
                                                                                ==================       ==================


See accompanying notes to consolidated financial statements.




General American Life Insurance Company and Subsidiaries
Consolidated Statements of Stockholder's Equity
For the years ended December 31, 2000 and 1999
(dollars in millions)


                                                                                               ACCUMULATED
                                                                                                  OTHER
                                                             ADDITIONAL                        COMPREHENSIVE           TOTAL
                                             COMMON            PAID-IN         RETAINED           INCOME           STOCKHOLDER'S
                                              STOCK            CAPITAL         EARNINGS           (LOSS)              EQUITY
                                          -------------    --------------    ------------    -----------------    ---------------
Predecessor's Basis:
Balance at January 1, 1999             $          3.0   $           3.0   $      1,242.0  $              52.9  $        1,300.9
Net loss                                                                          (153.2)                                (153.2)
Other comprehensive loss                                                                               (321.2)           (321.2)
Parent's share of subsidiary's
    issuance of non-voting stock                                                    25.3                                   25.3
Capital contribution from parent                                   68.1                                                    68.1
Dividends                                                                          (40.0)                                 (40.0)
                                          -------------    --------------    ------------    -----------------    ---------------

Balance at December 31, 1999           $          3.0   $          71.1   $      1,074.1  $            (268.3) $          879.9
                                          =============    ==============    ============    =================    ===============

---------------------------------------------------------------------------------------------------------------------------------

Balance at January 1, 2000             $          3.0   $       1,302.6   $          -    $               -    $        1,305.6
Net Income                                                                         110.0                                  110.0
Other comprehensive income                                                                               16.0              16.0
Capital contribution from parent                                  342.2                                                   342.2
                                          -------------    --------------    ------------    -----------------    ---------------

Balance at December 31, 2000           $          3.0   $       1,644.8   $        110.0  $              16.0  $        1,773.8
                                          =============    ==============    ============    =================    ===============


See accompanying notes to consolidated financial statements.

General American Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
For the years ended December 31, 2000 and 1999
(dollars in millions)

                                                                                                            PREDECESSOR'S
                                                                                                                BASIS
                                                                                                         ------------------
                                                                                      2000                     1999
                                                                                ------------------       ------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                           $               110.0     $             (153.2)
Adjustments to reconcile net income (loss) to net cash provided by (used
    in) operating activities:
       Non-cash reconciling items:
         Depreciation and amortization expense                                              114.1                    (32.5)
         Gains from sales of investments and business, net                                  (79.3)                   200.6
         Interest credited to policyholder account balances                                 392.7                    533.9
         Universal life and investment-type product policy fees                            (242.8)                  (183.2)
       Change in current assets and liabilities:
         Accrued investment income                                                          (36.7)                    50.9
         Premiums and other receivables                                                     110.2                    353.0
         Deferred policy acquisitions costs, net                                           (233.2)                  (165.9)
         Insurance related liabilities                                                       56.6                    517.2
         Income taxes payable                                                               169.5                   (372.3)
         Other liabilities                                                                  141.1                    253.5
         Other, net                                                                         (89.9)                    84.5
---------------------------------------------------------------------------     ------------------       ------------------
Net cash provided by operating activities                                                   412.3                  1,086.5
---------------------------------------------------------------------------     ------------------       ------------------
CASH FLOWS FROM INVESTING ACTIVITIES
       Sales, maturities and repayments:
         Fixed maturities                                                                 1,998.7                 11,202.0
         Equity securities                                                                    -                       10.3
         Mortgage loans on real estate                                                      237.0                  1,442.8
         Real estate and real estate joint ventures                                          35.8                     34.9
         Other limited partnership interests                                                 11.3                      -
       Purchases of:
         Fixed maturities                                                                (3,626.2)                (8,110.5)
         Equity securities                                                                  (20.0)                   (19.2)
         Mortgage loans on real estate                                                     (162.8)                  (800.2)
         Real estate and real estate joint ventures                                          (7.2)                   (47.5)
       Net change in short-term investments                                                 228.5                    (97.1)
       Net change in policy loans                                                          (123.9)                   (92.9)
       Proceeds from sales of businesses                                                     94.1                     65.7
       Other, net                                                                          (116.0)                  (396.5)
---------------------------------------------------------------------------     ------------------       ------------------
Net cash (used in) provided by investing activities                                      (1,450.7)                 3,191.8
---------------------------------------------------------------------------     ------------------       ------------------
CASH FLOWS FROM FINANCING ACTIVITIES
       Capital contribution from parent                                                     315.0                    124.9
       Policyholder account balances:
         Deposits                                                                         2,215.6                  1,059.8
         Withdrawals                                                                     (1,776.7)                (5,246.5)
       Long-term debt issued                                                                 92.3                      -
       Long-term debt repaid                                                                 (8.7)                    (0.7)
       Other, net                                                                            (0.1)                   (16.9)
---------------------------------------------------------------------------     ------------------       ------------------
Net cash provided by (used in) financing activities                                         837.4                 (4,079.4)
---------------------------------------------------------------------------     ------------------       ------------------
Net (decrease) increase in cash and cash equivalents                                       (201.0)                   198.9
Cash and cash equivalents at beginning of year                                              790.0                    591.1
---------------------------------------------------------------------------     ------------------       ------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                                    $               589.0     $              790.0
---------------------------------------------------------------------------     ==================       ==================
       Supplemental disclosures of cash flow information:
       Interest paid on debt                                                $                19.6     $               17.8
       Income (tax refunds received) taxes paid                                             (67.7)                    77.0
       Supplemental disclosure of non-cash items:
         Contribution of subsidiary to affiliate                            $                27.2     $                -

See accompanying notes to consolidated financial statements.



General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements

(1)  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS
The consolidated financial statements include the assets, liabilities, and results of operations of General American Life Insurance Company ("General American" or the "Company") and the following wholly owned insurance subsidiaries: Cova Corporation (COVA), an insurance holding company, Paragon Life Insurance Company, Security Equity Life Insurance Company, General Life Insurance Company of America, General Life Insurance Company ("GLIC"), and its 48.9% owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"), an insurance holding company. In addition, the financial statements include the assets, liabilities, and results of operations of the following wholly owned non-insurance subsidiaries: White Oak Royalty Company, Krisman, Inc., GenMark, Inc., and its 59.7% owned subsidiary, Conning Corporation ("Conning").

The Company's principal lines of business, conducted through General American or one of its subsidiaries, are: Individual Life Insurance, Annuities, Asset Management, and Reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies, independent brokers, and group sales and claims offices. The Company and its subsidiaries are licensed to conduct business in all fifty states, ten Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, Latin America, and Africa.

ACQUISITION BY METLIFE
On January 6, 2000, Metropolitan Life Insurance Company ("MetLife") headquartered in New York, purchased 100% of the GenAmerica Financial Corporation ("GenAmerica"), the Company's Parent, for $1.2 billion in cash. GenAmerica operates as a wholly owned stock subsidiary of MetLife. The $1.2 billion purchase price was paid to GenAmerica's parent company, General American Mutual Holding Company ("GAMHC") and deposited in an account for the benefit of the Company's policyholders. Ultimately, these funds, minus adjustments, will be distributed to participating General American policyholders, with accumulated interest and GAMHC will be dissolved.

The acquisition of GenAmerica by MetLife was accounted for under the purchase method of accounting in accordance with Accounting Principles Board Opinion No. 16, Accounting for Business Combinations. The purchase price was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. The Company allocated the purchase price to the net assets on January 1, 2000, as a convenience date. These allocations have been reflected in the January 1, 2000 balance in the Consolidated Statements of Stockholder's Equity. This purchase resulted in the creation of goodwill and other intangible assets totaling $1,517.2 million, which are being amortized between 2 and 30 years.

As a result of the acquisition, the consolidated financial statements for the period subsequent to the acquisition have different carrying values than those for periods prior to the acquisition and, therefore, are not directly comparable. For the periods prior to the date of acquisition, the Company is referred to as the "Predecessor Company".

On August 10, 1999, at management's request, the Missouri Department of Insurance (the "Department") placed the Company under an order of administrative supervision (the "Order"). The immediate cause of the Order was the Company's inability to immediately satisfy approximately $4 billion in institutional funding agreement contract surrenders. The funding agreements guaranteed the holder a return on principal at a stated interest rate for a specified period of time. The contracts also allowed the holder to "put" the contract to the Company for a payout of principal and interest within designated time periods of 7, 30 or 90 days. The Company had reinsured 50% of the funding agreement contracts with ARM Financial Group, Inc. ("ARM").

In July 1999, Moody's Investors Services, Inc. downgraded the claims paying ability rating of ARM due to the relative illiquidity of certain of its invested assets, which resulted in the Company recapturing the obligations and assets related to the funding agreements reinsured by ARM. As a result of the recapture, Moody's General American Life Insurance Company and Subsidiaries Notes to Consolidated Financial Statements - (Continued)

downgraded the Company's claims paying ability rating. Upon announcement of the downgrade, a large number of funding agreement holders surrendered their contracts. The Company was unable to liquidate sufficient assets in an orderly fashion without incurring significant losses and therefore management requested the Order.

In connection with the acquisition, MetLife offered each holder of a General American funding agreement the option to exchange its funding agreement for a MetLife funding agreement with substantially identical terms and conditions or receive cash equal to the principal amount plus accrued interest. In consideration of this exchange offer, the Company transferred to MetLife assets having a market value equal to the market value of the funding agreement liabilities, approximately $5.7 billion. As a result of its efforts to raise liquidity to meet the funding agreement requests and the transfer of assets to MetLife, the Company incurred approximately $214.7 million in pretax capital losses. In addition to the capital losses, the Company incurred $141.4 million in fees associated with the recapture and transfer of the funding agreement business. With the transfer, the Company fully exited the funding agreement business.

OTHER OFFERINGS
On November 23, 1999, RGA completed a private placement of securities in which it sold 4,784,689 shares of its common stock, $0.01 par value per share to MetLife. The price per share was $26.125, and the aggregate value of the transaction was approximately $125 million. After the private offering, the Company's ownership percentage was 48.3%.

On September 14, 1999 RGA held a special shareholder's meeting at which an amendment to its restated articles of incorporation, as amended, was approved which converted 7,417,496 shares of non-voting common stock into 7,194,971 shares of voting common stock, with cash paid in lieu of any fractional shares. After the non-voting stock conversion, the Company's ownership percentage was 53.5%.

SIGNIFICANT ACCOUNTING POLICIES
The accompanying consolidated financial statements are prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its majority owned subsidiaries. Less than majority owned entities in which the Company has at least a 20% interest are reported on the equity basis. The Company continues to consolidate the financial statements of RGA even though its ownership percentage has declined to below 50% since the Company has retained control of RGA through a majority representation on RGA's Board of Directors during 2000 and 1999. All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires the use of estimates by management, which affect the amounts reflected in the financial statements. Actual results could differ from those estimates. Accounts that the Company deems to be sensitive to changes in estimates include future policy benefits and policy and contract claims, deferred acquisition costs, and investment and deferred tax valuation allowances.

RECOGNITION OF REVENUE
For traditional life insurance policies, including participating businesses, premiums are recognized when due, less allowances for estimated uncollectable balances. For limited payment contracts, net premiums are recorded as revenue, and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to insurance in force over the estimated policy life.

For universal life and annuity products, contract charges for mortality, surrender, and expense, other than front-end expense charges, are reported as income when charged to policyholders' accounts.

Other income represents the fees generated from the Company's non-insurance operations, primarily service and contract fees relating to concessions, asset management, system development, and third-party administration. Amounts are recognized when earned.


General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

INVESTED ASSETS
FIXED MATURITIES AND EQUITY SECURITIES: All of the Company's securities are classified as available-for-sale. Fixed maturities available-for-sale are reported at fair value and are so classified based on the possibility that such securities could be sold prior to maturity if that action enables the Company to execute its investment philosophy and appropriately match investment results to operating and liquidity needs. Equity securities are carried at fair value.

Realized gains or losses on the sale of securities are determined on the basis of specific identification. Unrealized gains and losses are recorded, net of related income tax effects as well as related adjustments to deferred acquisition costs, in accumulated other comprehensive income, a separate component of stockholder equity.

The Company recognizes its proportionate share of the resultant gains or losses on the issuance or repurchase of its subsidiaries' stock as a direct credit or charge to retained earnings.

MORTGAGE LOANS: Mortgage loans on real estate are stated at an unpaid principal balance, net of unamortized discounts, and valuation allowances for possible impairment in value. The Company discontinues the accrual of interest on mortgage loans which are more than 90 days delinquent. Interest received on nonaccrual mortgage loans is generally reported as interest income.

POLICY LOANS, REAL ESTATE AND OTHER INVESTED ASSETS: Policy loans are carried at an unpaid principal balance and are generally secured by the cash surrender value of the underlying contracts. Investment real estate which the Company intends to hold for the production of income is carried at depreciated cost less accumulated depreciation and encumbrances or fair value. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or estimated fair value, net of disposition costs. The accumulated depreciation and encumbrances on real estate amounted to $7.1 million and $44.0 million at December 31, 2000 and 1999, respectively. Direct valuation allowances amounted to $3.0 million and $4.7 million at December 31, 2000 and 1999, respectively.

Other invested assets are principally recorded at fair value.

SHORT-TERM INVESTMENTS: Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of less than a year, are carried at amortized cost, which approximates fair value.

INVESTED ASSET IMPAIRMENT AND VALUATION ALLOWANCES: Invested assets are considered impaired when the Company determines that collection of all amounts due under the contractual terms is doubtful. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. In addition, the Company has established valuation allowances for mortgage loans and other invested assets. Valuation allowances for other than temporary impairments in value are netted against the asset categories to which they apply. Additions to valuation allowances are included in realized gains and losses.

CASH AND CASH EQUIVALENTS: Cash and cash equivalents represent cash, demand deposits, and highly liquid short-term investments, which include U.S. Treasury bills, commercial paper, and repurchase agreements with original or remaining maturities of 90 days or less when purchased.

INVESTMENT INCOME
Fixed maturity premium and discounts are amortized into income using the scientific yield method over the term of the security. Amortization of the premium or discount on mortgage-backed securities is recognized


General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

using a scientific yield method which considers the estimated timing and amount of prepayments of underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are adjusted when differences arise between the prepayments originally anticipated and the actual prepayments received and those prepayments currently anticipated. When such differences occur, the net investment in the mortgage-backed security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security with a corresponding charge or credit to interest income (the "retrospective method").

POLICY AND CONTRACT LIABILITIES
For traditional life insurance policies, future policy benefits are computed using a net level premium method taking into account actuarial assumptions as to mortality, persistency, and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on industry standards and the Company's historical experience which, together with interest and expense assumptions, provide a margin for adverse deviation. Interest rate assumptions generally range from 2.5% to 11.0%. When the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected policy benefits and expenses, unrecoverable deferred policy acquisition costs are written off and thereafter a premium deficiency reserve is established through a charge to earnings.

For participating policies, future policy benefits are computed using a net level premium method based on the guaranteed cash value basis for mortality and interest. Mortality rates are similar to those used for statutory valuation purposes. Interest rates generally range from 2.5% to 6.0%. Dividend liabilities are established when earned.

Policyholder account balances for universal life and annuity policies are equal to the policyholder account value before deduction of any surrender charges. The policyholder account value represents an accumulation of gross premium payments plus credited interest less expense, mortality charges, and withdrawals. These expense charges are recognized in income as earned.

The range of interest crediting rates used by the Company's life insurance subsidiaries were as follows:

                                 2000                       1999
Universal life                3.45-8.00%                 4.00-8.00%
Annuities                     3.00-8.50%                 3.00-9.10%

Accident and health benefits for active lives are calculated using the net level premium method and assumptions as to future morbidity, withdrawals, and interest, which provide a margin for adverse deviation. Benefit liabilities for disabled lives are calculated using the present value of future benefits and experience assumptions for claim termination, expense, and interest which also provide a margin for adverse deviation.

POLICY AND CONTRACT CLAIMS
The Company establishes a liability for unpaid claims based on estimates of the ultimate cost of claims incurred, which is comprised of aggregate case basis estimates, average claim costs for reported claims, and estimates of incurred but not reported losses based on past experience. Policy and contract claims include a provision for both life and accident and health claims. Management believes the liabilities for unpaid claims are adequate to cover the ultimate liability; however, due to the underlying risks and the high degree of uncertainty associated with the determination of the liability for unpaid claims, the amounts which will ultimately be paid to settle these liabilities cannot be precisely determined and may vary from the estimated amount included in the consolidated balance sheets.

DEFERRED POLICY ACQUISITION COSTS
The costs, which vary with and are primarily related to the production of new and renewal business, have been deferred to the extent that such costs are deemed recoverable from future profitability of the underlying


General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

business. Such costs include commissions, premium taxes, as well as certain other costs of policy issuance and underwriting.

For limited payment and other nonparticipating traditional life insurance policies, the deferred policy acquisition costs are amortized, with interest, in proportion to the ratio of the expected annual premium revenue to the expected total premium revenue. Expected future premium revenue is estimated utilizing the same assumptions used for computing liabilities for future policy benefits for these policies.

For participating life insurance, universal life, and annuity type contracts, the deferred policy acquisition costs are amortized over a period of not more than thirty years in relation to the present value of estimated gross margins or profits arising from interest margin, cost of insurance, policy administration, and surrender charges.

The estimates of expected gross margins and profits are evaluated regularly and are revised if actual experience or other evidence indicates that revision is appropriate. Upon revision, total amortization recorded to date is adjusted by a charge or credit to current earnings. Deferred policy acquisition costs are adjusted for the impact on estimated gross margins as if the net unrealized gains and losses on securities had actually been realized.

VALUE OF BUSINESS ACQUIRED
Value of business acquired represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts.

GOODWILL
The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. Goodwill is amortized on a straight-line basis over 20 years. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments are recognized in operating results if a permanent diminution in value is deemed to have occurred. Total goodwill as of December 31, 2000, net of accumulated amortization of $7.5 million, was $263.6 million.

REINSURANCE AND OTHER CONTRACT DEPOSITS
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured by ceding risks to other insurance enterprises or reinsurers under various types of contracts including coinsurance and excess coverage. The Company's retention level per individual life ranges between $50 thousand and $2.5 million depending on the entity writing the policy.

The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other contract deposits in the consolidated balance sheets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement.

Reinsurance activities are accounted for consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers annually.

FEDERAL INCOME TAXES
The Company and certain of its U.S. subsidiaries file consolidated federal income tax returns. Pursuant to the Internal Revenue Code, any acquired life insurance company is not included in a consolidated return with non-life insurance companies until the acquired company has been a member of the group for five years. Prior to satisfying the five-year requirement, the subsidiary either files a separate federal return or files as part of a



General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

consolidated return including only life insurance companies. Missouri Reinsurance (Barbados) Inc., a subsidiary of the Company, also files a U.S. tax return. In addition, the following subsidiaries of RGA file US tax returns: RGA Reinsurance Company (Barbados) Ltd.; Triad Re, Ltd.; and RGA Americas Reinsurance Company, Ltd. The Company's foreign subsidiaries are taxed under applicable local statutes. No deferred tax liabilities have been recognized for the foreign subsidiaries.

The Company uses the asset and liability method to record deferred income taxes. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, using enacted tax rates, expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company has not recognized a deferred tax liability for the excess of financial statement carrying amount over the tax basis of its less-than-80% owned domestic subsidiaries as the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the Company expects that it will ultimately use that means.

SEPARATE ACCOUNT BUSINESS
The assets and liabilities of the separate account represent segregated funds administered and invested by the Company for purposes of funding variable life insurance and annuity contracts for the exclusive benefit of the contractholders.

The Company charges the separate account for cost of insurance and administrative expense associated with a contract and charges related to early withdrawals by contractholders. The assets and liabilities of the separate account are carried at fair value.

FAIR VALUE OF FINANCIAL INSTRUMENTS
The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

INVESTMENT SECURITIES: Fixed maturities are valued using quoted market prices, if available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or in the case of private placements are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of investments. The fair values of equity securities are based on quoted market prices.

DERIVATIVES: Derivatives are valued using quoted market prices, if available. For derivatives not actively traded, fair values are estimated using values obtained from independent pricing services.

MORTGAGE LOANS: The fair values of mortgage loans are estimated using discounted cash flow analyses and interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

POLICY LOANS: The fair value of policy loans approximates the carrying value. The majority of these loans are indexed, with a yield tied to a stated return.

POLICYHOLDER ACCOUNT BALANCES ON INVESTMENT TYPE CONTRACTS: Fair values for the Company's liabilities under investment-type contracts are estimated using cash surrender values. For contracts with no defined maturity date, the carrying value approximates fair value.


General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

SEPARATE ACCOUNT ASSETS AND LIABILITIES: The separate account assets and liabilities are carried at fair value as determined by the market value of the underlying segregated investments.

SHORT-TERM INVESTMENTS AND CASH AND CASH EQUIVALENTS: The carrying amount approximates fair value.

LONG-TERM DEBT AND NOTES PAYABLE: The fair value of long-term debt and notes payable is estimated using discounted cash flow calculations based on interest rates currently being offered for similar instruments.

Refer to Note 3 and Note 4 for additional information on fair value of financial instruments.

APPLICATION OF ACCOUNTING PRONOUNCEMENTS

In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (the "Codification"). The Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, became effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Department requires adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The Company believes that its adoption of the Codification by the NAIC and the Codification as modified by the Department, as currently interpreted, will not adversely affect statutory capital and surplus as of January 1, 2001.

In June 2000, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment of FASB Statement No. 133 ("SFAS 138"). In June 1999, the FASB also issued Statement of Financial Accounting Standards No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133 ("SFAS 137"). SFAS 137 defers the provisions of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") until January 1, 2001. SFAS 133, as amended by SFAS 138, requires, among other things, that all derivatives be recognized in the consolidated balance sheets as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based upon the hedge relationship, if such a relationship exists. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133 are required to be reported in income. Adoption of SFAS 133 and SFAS 138 did not have a material effect on the Company's consolidated financial statements.

In July 2000, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF No. 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. While the Company is currently in the process of quantifying the impact of EITF No. 99-20, the provisions of the consensus are not expected to have a material impact on the Company's financial condition or results of operations.

Effective October 1, 2000, the Company adopted Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the SEC's views in applying generally accepted accounting principles to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

In September 2000, the FASB issued Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a replacement of FASB Statement No. 125 ("SFAS 140"). SFAS 140 is effective for transfers and extinguishments of liabilities occurring after March 31, 2001 and is effective for disclosures about securitizations and collateral and for recognition and reclassification of collateral for fiscal years ending after December 15, 2000. Adoption of the provisions of


General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

SFAS 140 effective for the year ended December 31, 2000 did not have a material effect on the Company's financial statements. The Company is in the process of quantifying the impact, if any, of the provisions of SFAS 140 effective for future periods.

Effective January 1, 2000, the Company adopted Statement of Position 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that 1) transfer only significant timing risk, 2) transfer only significant underwriting risk, 3) transfer neither significant timing nor underwriting risk and 4) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

Effective January 1, 1999, the Company adopted SOP 97-3, Accounting for Insurance and Other Enterprises for Insurance Related Assessments ("SOP 97-3"). SOP 97-3 provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund and other insurance related assessments. Adoption of SOP 97-3 did not have a material effect on the Company's consolidated financial statements.

Effective January 1, 1999, the Company adopted SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use ("SOP 98-1"). SOP 98-1 provides guidance for determining when an entity should capitalize or expense external and internal costs of computer software developed or obtained for internal use. Adoption of SOP 98-1 did not have a material effect on the Company's consolidated financial statements.

Effective January 1, 1999, the Company adopted SOP 98-5, Reporting on the Costs of Start-Up Activities ("SOP 98-5"). SOP 98-5 broadly defines start-up activities. SOP 98-5 requires costs of start-up activities and organization costs to be expensed as incurred. Adoption of SOP 98-5 did not have a material effect on the Company's consolidated financial statements.

RECLASSIFICATION
The Company has reclassified the presentation of certain prior period information to conform to the 2000 presentation.

(2)  ACQUISITIONS AND DIVESTITURES

NaviSys Incorporated ("NaviSys"), a wholly owned subsidiary of the Company was sold in 2000 through two transactions in June, 2000 and November, 2000. The first transaction was a sale of a portion of the business to a business operated by former members of NaviSys management. The proceeds from the sale were $47 million in cash and 2,000,000 shares of common stock of the buyer, representing 10% of the fully diluted ownership of buyer. The November transaction involved sale of certain assets of the remaining NaviSys business to Liberty Insurance Services Corporation for $10 million in cash before normal purchase price adjustments. There was a $0.9 million loss in the aggregate on the above mentioned transactions. The Company continues to own the corporation that was formerly NaviSys, now known as Krisman, Inc.

On January 1, 2000, the Company exited the Group Health business through the Asset Purchase Agreement and related reinsurance arrangements with Great-West Life & Annuity Insurance Company ("Great-West"). This agreement also includes any life business that is directly associated to the health business. The Company was required to reimburse Great-West for up to $10 million in net operating losses incurred during 2000. Actual results of operations exceeded the limitation and no reimbursement was required. The Company is reviewing certain receivables related to this business to determine if they should be deemed uncollectible and compensated to Great-West. Loss experience associated with claims arising from the sold business that were


General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

incurred prior to the effective date of January 1, 2000, but paid during 2000 are also being reviewed to determine if any amounts are reimbursable to Great-West.

On April 18, 2000, MetLife completed its tender offer for all outstanding shares of Conning common stock not already owned by MetLife, at a price of $12.50 per share.

On September 30, 1999, the Company sold its 100 percent ownership in Consultec, LLC to ACS Enterprise Solutions, Inc. Proceeds received net of expenses were $65.7 million and the realized gain, net of tax, on the sale was $28.4 million.

(3)  INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES
The amortized cost and estimated fair value of fixed maturities and equity securities at December 31, 2000 and 1999 are as follows (in millions):

                                                         2000
-----------------------------------------------------------------------------------------------------------------------------
                                                                            GROSS              GROSS             ESTIMATED
                                                       AMORTIZED          UNREALIZED         UNREALIZED            FAIR
                                                          COST              GAINS              LOSSES              VALUE
                                                     ---------------    ---------------    ---------------     --------------
Available-for-sale:
    U. S. Treasury securities                     $           53.7   $            2.8    $            -     $           56.5
    Government agency obligations                            873.9               91.1               (41.5)             923.5
    Corporate securities                                   5,169.9              137.3              (184.6)           5,122.6
    Mortgage and asset backed securities                   2,342.2               96.1               (33.8)           2,404.5
                                                     ---------------    ---------------     --------------     --------------

Total fixed maturities available-for-sale         $        8,439.7   $          327.3   $          (259.9) $         8,507.1
                                                     ===============    ===============     ==============     ==============

Equity securities                                 $           43.2   $            2.5   $            (7.9) $            37.8
                                                     ===============    ===============     ==============     ==============

                                                  PREDECESSOR'S BASIS
                                                         1999
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 GROSS              GROSS          ESTIMATED
                                                          AMORTIZED         UNREALIZED         UNREALIZED               FAIR
                                                               COST              GAINS             LOSSES              VALUE
                                                     ---------------    ---------------    ---------------     --------------
Available-for-sale:
    U. S. Treasury securities                     $            88.6  $             0.2   $          (4.8)   $           84.0
    Government agency obligations                             686.8               55.3             (54.8)              687.3
    Corporate securities                                    4,298.6              104.6            (318.2)            4,085.0
    Mortgage and asset-backed securities                    2,411.8                2.2            (444.2)            1,969.8
                                                     ---------------    ---------------     --------------     --------------

Total fixed maturities available-for-sale         $         7,485.8  $           162.3  $         (822.0)  $         6,826.1
                                                     ===============    ===============     ==============     ==============

Equity securities                                 $            42.7  $             9.5  $           (2.9)  $            49.3
                                                     ===============    ===============     ==============     ==============

The Company manages its credit risk associated with fixed maturities by diversifying its portfolio. At December 31, 2000, the Company held no corporate debt securities or foreign government debt securities of a single issuer, which had a carrying value in excess of ten percent of stockholder's equity.

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2000 are shown by contractual maturity for all securities except U.S. Government agencies mortgage-backed securities, which are distributed by maturity year based on the Company's estimate of the rate of future prepayments of principal



General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speed experience at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                            ESTIMATED
                                                                                    AMORTIZED                    FAIR
                                                                                         COST                   VALUE
                                                                             -----------------     -------------------
Due in one year or less                                                 $               173.9  $                175.9
Due after one year through five years                                                 1,436.8                 1,443.6
Due after five years through ten years                                                1,798.9                 1,781.7
Due after ten years through twenty years                                              2,696.0                 2,717.6
Mortgage and asset backed securities                                                  2,334.1                 2,388.3
                                                                             -----------------     -------------------

Total                                                                   $             8,439.7  $              8,507.1
                                                                             =================     ===================

The sources of net investment income follow (in millions):

                                                                                      PREDECESSOR'S
                                                                                          BASIS
                                                                                    ------------------
                                                                 2000                     1999
                                                           ------------------       ------------------
Fixed maturities                                        $              698.7     $              749.6
Mortgage loans                                                         132.9                    175.4
Real estate                                                              5.9                     25.0
Equity securities                                                        1.2                      2.0
Policy loans                                                           158.0                    144.9
Short-term investments                                                  33.0                     46.5
Other                                                                   78.6                     32.9
                                                           ------------------       ------------------

Investment revenue                                                   1,108.3                  1,176.3
Investment expenses                                                     (6.1)                   (20.3)
                                                           ------------------       ------------------

Net investment income                                   $            1,102.2     $            1,156.0
                                                           ==================       ==================





General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

Net realized gains (losses) from sales of investments consist of the following (in millions):

                                                                                      PREDECESSOR'S
                                                                                          BASIS
                                                          ------------------        ------------------
                                                                2000                      1999
                                                          ------------------        ------------------
Fixed maturities:
    Realized losses                                    $              (25.7)     $             (260.4)
Equity securities:
    Realized gains                                                      -                        47.7
Other investments, net                                                 90.3                      12.1
Offset to deferred policy acquisition costs and
    value of business acquired                                        (28.3)                      8.4
Minority interest                                                      14.7                      35.6

                                                          ------------------        ------------------
Net realized investment gains (losses)                 $               51.0      $             (156.6)
                                                          ==================        ==================

Included in net realized losses are permanent write-downs of approximately $16.8 million and $67.6 million during 2000 and 1999, respectively.

A summary of the components of the net unrealized appreciation (depreciation) on invested assets carried at fair value is as follows (in millions):

                                                                                                        PREDECESSOR'S
                                                                                                            BASIS
                                                                                                      ------------------
                                                                                  2000                      1999
                                                                            ------------------        ------------------
Unrealized appreciation (depreciation):
    Fixed maturities available-for-sale                                  $               67.3     $            (659.7)
    Equity securities                                                                    (5.4)                    6.6
Effect of unrealized (depreciation) appreciation on:
    Deferred policy acquisition costs and value of business acquired                    (58.3)                  186.0
Deferred income taxes                                                                   (22.2)                  169.7
Other                                                                                    (9.5)                  (17.7)
Minority interest, net of taxes                                                          54.4                    69.4
                                                                            ------------------        ------------------

Net unrealized appreciation (depreciation)                               $               26.3     $            (245.7)
                                                                            ==================        ==================

The Company has securities on deposit with various state insurance departments and regulatory authorities with an amortized cost of approximately $953.6 million and $881.8 million at December 31, 2000 and 1999, respectively.

The Company periodically evaluates its portfolio for impaired assets. Factors considered in the impairment evaluation include the collateral values, credit quality of the issuer, amount of the exposure, the Company's ability to reduce exposure in situations of deteriorating credit worthiness, and loss probabilities. Once a charge-off is taken, income is no longer accrued and all cash is applied to principal. The Company's total impaired assets amount to $61.1 million and $31.8 million at December 31, 2000 and 1999, respectively.

MORTGAGE LOANS
The Company originates mortgage loans on income-producing properties, such as apartments, retail and office buildings, light warehouses, and light industrial facilities. Loan to value ratios at the time of loan approval are


General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

75% or less. The Company attempts to minimize risk through a thorough credit approval process and through geographic and property type diversification.

During 1999, the Company entered into an agreement whereby approximately $625.6 million of mortgage loans were sold by the Company for securitization and resale by a financial institution as mortgage pass-through certificates. The sale of these mortgage loans resulted in a net gain of approximately $0.6 million. These amounts are reflected within net investment income in the consolidated statement of operations.






General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

The Company's mortgage loans were distributed as follows (in millions):

                                                                                      PREDECESSOR'S BASIS
                                                                                  --------------------------
                                                      2000                                   1999
                                           --------------------------             --------------------------
                                                             PERCENT                                PERCENT
                                              CARRYING            OF                 CARRYING            OF
                                                 VALUE         TOTAL                    VALUE         TOTAL
                                           --------------------------             --------------------------
       Arizona                         $           132.0        8.7   %      $            125.6       7.4    %
       California                                  272.8       18.1                       298.0      17.4
       Colorado                                    116.7        7.7                       150.5       8.8
       Florida                                     122.6        8.1                       134.0       7.9
       Georgia                                     131.4        8.6                       137.6       8.1
       Illinois                                     84.1        5.6                        91.9       5.4
       Maryland                                     73.6        4.9                        78.2       4.6
       Missouri                                     86.9        5.7                        98.1       5.7
       Texas                                       146.4        9.7                       157.8       9.2
       Washington                                   64.3        4.3                        69.1       4.0
       Other                                       281.6       18.6                       367.2      21.5
                                           --------------------------             --------------------------

       Subtotal                                  1,512.4      100.0   %                 1,708.0     100.0    %
                                                           ==========                            ===========
       Valuation reserve                            (8.0)                                 (29.1)
                                           ---------------                        --------------
       Total                           $         1,504.4                     $          1,678.9
                                           ===============                        ==============

                                                                                      PREDECESSOR'S BASIS
                                                                                  --------------------------
                                                      2000                                   1999
                                           --------------------------             --------------------------
                                                             PERCENT                                PERCENT
                                              CARRYING            OF                 CARRYING            OF
                                                 VALUE         TOTAL                    VALUE         TOTAL
                                           --------------------------             --------------------------
       Property type:
           Apartment                   $            61.0        4.0   %      $            143.0       8.4    %
           Retail                                  456.6       30.2                       490.8      28.7
           Office building                         565.4       37.4                       604.6      35.4
           Industrial                              359.0       23.8                       391.6      22.9
           Other commercial                         70.4        4.6                        78.0       4.6
                                           --------------------------             --------------------------

       Subtotal                                  1,512.4      100.0   %                 1,708.0     100.0    %
                                                           ==========                            ===========
       Valuation reserve                            (8.0)                                 (29.1)
                                           ---------------                        --------------

       Total                           $         1,504.4                     $          1,678.9
                                           ===============                        ==============

An impaired loan is measured by comparison of the net book value of the loan to the present value of expected future cash flows or, alternatively, the observable market price or the fair value of the collateral.

Mortgage loans which have been non-income producing for the preceding twelve months were $8.7 million and $6.5 million at December 31, 2000 and 1999, respectively. At December 31, 2000 and 1999, the recorded investment in mortgage loans that were considered impaired was $100.6 million and $48.8 million, respectively, with related allowances for credit losses of $8.0 million and $4.0 million, respectively. The average recorded investment in impaired loans during 2000 and 1999 was $78.3 million and $74.8 million, respectively.


General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

For the years ended December 31, 2000, and 1999, the Company recognized $7.2 million, and $3.6 million, respectively, of interest income on those impaired loans, which included $7.2 million, and $3.6 million, respectively, of interest income recognized using the cash basis method of income recognition.

As of December 31, 2000, the Company has outstanding fixed rate commercial mortgage loan commitments totaling $16 million with a market value of $16 million at rates ranging from 1.5% to 2.5% over the United States Treasury rate. There are no variable rate commitments.

SECURITIES LENDING
In 2000, the Company did not participate in a securities lending program. In 1999, the Company participated in a securities lending program. In the Company's agreements, collateral was held on certain fixed maturity securities loaned to other institutions through a lending agreement. The minimum collateral on securities loaned was 102% of the market value of the loaned securities, marked to market daily. The Company retained full ownership of the loaned securities and was indemnified by the lending agent in the event a borrower became insolvent or failed to return the securities. The amount on loan at December 31, 1999 was $60.3 million and was appropriately collateralized.

DERIVATIVES
The table below provides a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments held at December 31, 2000 and 1999 (in millions):

                                                                                              PREDECESSOR'S BASIS
                                                                              ----------------------------------------------------
                                              2000                                                   1999
                       ---------------------------------------------------    ----------------------------------------------------
                                                       CURRENT MARKET                                         CURRENT MARKET
                                                        OR FAIR VALUE                                          OR FAIR VALUE
                        CARRYING      NOTIONAL     -----------------------     CARRYING     NOTIONAL      ------------------------
                          VALUE        AMOUNT       ASSETS     LIABILITIES      VALUE        AMOUNT        ASSETS      LIABILITIES
                       ----------     --------     --------    -----------    ----------    ---------     ---------    -----------
  Interest rate
   swaps            $       37.9  $    1,142.7 $      37.9  $           -  $     (33.8)  $   1,507.0  $        -    $       (33.8)
  Exchange traded
   options                   0.6           4.2         0.7            0.1          -             -             -              -
                       ----------     --------     --------    -----------    ----------    ---------     ---------    -----------

  Total
   contractual
   commitments      $       38.5   $   1,146.9  $     38.6  $         0.1  $     (33.8)  $   1,507.0   $       -    $       (33.8)
                       ==========     ========     ========    ===========    ==========    =========     =========    ===========

The following is a schedule of the notional amounts by derivative type and strategy at December 31, 2000 and 1999:

                                          DECEMBER 31, 1999                        TERMINATIONS/       DECEMBER 31, 2000
                                           NOTIONAL AMOUNT         ADDITIONS         MATURITIES         NOTIONAL AMOUNT
                                        ----------------------    ------------     ---------------    ---------------------
BY DERIVATIVE TYPE
Interest rate swaps                  $         1,507.0         $       -       $          (364.3)  $               1,142.7
Exchange traded options                            -                      8.1               (3.9)                      4.2
                                        ----------------------    ------------     ---------------    ---------------------
  Total contractual commitments      $         1,507.0         $          8.1  $          (368.2)  $               1,146.9
                                        ======================    ============     ===============    =====================


BY STRATEGY
Liability hedging                    $         1,507.0         $          8.1  $          (368.2)  $               1,146.9

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2000:

                                                                      REMAINING LIFE
                                 -----------------------------------------------------------------------------------------
                                               AFTER ONE YEAR
                                 ONE YEAR       THROUGH FIVE        AFTER FIVE YEARS       AFTER TEN
                                  OR LESS           YEARS          THROUGH TEN YEARS         YEARS              TOTAL
                                 ----------    ----------------    -------------------    ------------      --------------
Interest rate swaps           $      145.7  $            429.5  $               267.5  $        300.0  $          1,142.7
Exchange traded options                4.2                 -                      -               -                   4.2
                                 ----------    ----------------    -------------------    ------------      --------------
Total contractual
  commitments                 $      149.9  $            429.5  $               267.5  $        300.0  $          1,146.9
                                 ==========    ================    ===================    ============      ==============

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties. The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2000 and 1999 (in millions). Refer to Note 3 for the estimated fair values of the Company's derivative instruments.

                                                                                               PREDECESSOR'S BASIS
                                                                                        ----------------------------------
                                                            2000                                      1999
                                              ----------------------------------        ----------------------------------
                                                                      ESTIMATED                                 ESTIMATED
                                                    CARRYING               FAIR              CARRYING                FAIR
                                                       VALUE              VALUE                 VALUE               VALUE
                                              ---------------     --------------        --------------     ---------------
Assets:
    Fixed maturities                       $         8,507.1   $        8,507.1      $        6,826.1   $         6,826.1
    Equity securities                                   37.8               37.8                  49.3                49.3
    Mortgage loans on real estate                    1,504.4            1,572.7               1,678.9             1,691.7
    Policy loans                                     2,367.9            2,367.9               2,243.9             2,243.9
    Short-term investments                              55.4               55.4                 292.4               292.4
    Other invested assets                            1,004.1            1,004.1                 804.1               804.1
    Separate account assets                          6,948.1            6,948.1               6,892.0             6,892.0
    Mortgage loan commitments                              -               16.0                   -                  67.0
Liabilities:

    Policyholder account balances
       relating to investment contracts              5,467.7            5,658.0               5,179.4             5,279.8
    Long-term debt and
       notes payable                                   306.8              315.4                 223.4               216.6
    Separate account liabilities                     6,948.1            6,948.1               6,892.0             6,892.0

(5)  REINSURANCE

The Company is a reinsurer to the life and health industry. The effect of reinsurance on premiums and other considerations is as follows (in millions):

                                                                                                        PREDECESSOR'S
                                                                                                            BASIS
                                                                            ------------------        ------------------
                                                                                  2000                      1999
                                                                            ------------------        ------------------
Direct                                                                   $            964.1        $          1,139.5
Assumed                                                                             1,771.4                   1,667.7
Ceded                                                                                (543.3)                   (416.4)
                                                                            ------------------        ------------------

Net insurance premiums and other considerations                          $          2,192.2        $          2,390.8
                                                                            ==================        ==================

Reinsurance recoveries netted against policyholder benefits              $            116.8        $            216.2
                                                                            ==================        ==================

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

Reinsurance recoverables, included in premiums and other receivables, were $451 million and $813 million at December 31, 2000 and 1999 respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $50 million and $54 million at December 31,2000 and 1999, respectively.

(6)  FEDERAL INCOME TAXES

Income tax expense (benefit) attributable to income from continuing operations consists of the following (in millions):

                                                                                                        PREDECESSOR'S
                                                                                                            BASIS
                                                                            ------------------        ------------------
                                                                                  2000                      1999
                                                                            ------------------        ------------------
Current income tax expense (benefit):
    - U.S.                                                               $              2.9        $            (35.5)
    - Foreign                                                                          (0.8)                     11.9
                                                                            ------------------        ------------------
  Total current                                                                         2.1                     (23.6)

Deferred income tax expense (benefit):
    - U.S.                                                                             46.2                     (67.5)
    - Foreign                                                                          10.7                       7.6
                                                                            ------------------        ------------------
   Total deferred                                                                      56.9                     (59.9)
                                                                            ------------------        ------------------

Provision for income taxes                                               $             59.0        $            (83.5)
                                                                            ==================        ==================

Income tax expense attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pre-tax income as a result of the following (in millions):

                                                                                                        PREDECESSOR'S
                                                                                                            BASIS
                                                                            ------------------        ------------------
                                                                                  2000                      1999
                                                                            ------------------        ------------------
Computed "expected" tax expense (benefit)                                $             59.1        $            (82.8)
Increase (decrease) in income tax resulting from:
     Foreign tax rate in excess of U.S. tax rate                                        0.5                       1.0
     Tax preferred investment income                                                    1.8                      (4.3)
     Tax credits                                                                       (7.0)                     (7.1)
     State tax net of federal benefit                                                  (0.2)                      1.7
     Corporate owned life insurance                                                    (4.4)                     (3.3)
     Goodwill amortization                                                              4.1                       1.9
     Difference in book vs. tax basis in domestic subsidiaries                          -                         1.6
     Valuation allowance for loss carryforwards                                        (0.4)                      5.7
     Capitalized acquisition costs                                                      0.5                       2.4
     Sale of subsidiaries                                                               4.6                       -
     Other, net                                                                         0.4                      (0.3)
                                                                            ------------------        ------------------

Provision for income taxes                                               $             59.0        $            (83.5)
                                                                            ==================        ==================

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

Total income taxes were allocated as follows (in millions):

                                                                                                        PREDECESSOR'S
                                                                                                            BASIS
                                                                            ------------------        ------------------
                                                                                  2000                      1999
                                                                            ------------------        ------------------
Provision for income taxes from continuing operations                    $             59.0        $            (83.5)
Income tax from policyholders' surplus:

        Unrealized holding gain or loss on debt and equity securities
           recognized for financial reporting purposes                                 41.4                    (237.0)
        Foreign currency translation                                                   (8.8)                      7.8
        Other                                                                          (0.1)                     (2.4)
                                                                                                      ------------------
                                                                            ------------------

Provision for income taxes                                               $             91.5        $           (315.1)
                                                                            ==================        ==================

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities as of December 31, 2000 and 1999 are presented below (in millions):

                                                                                                        PREDECESSOR'S
                                                                                                            BASIS
                                                                                                      ------------------
                                                                                  2000                      1999
                                                                            ------------------        ------------------
Deferred tax assets:
    Reserve for future policy benefits                                   $            1.6         $           158.9
    Employee benefits                                                                35.0                      41.5
    Investments                                                                     106.1                      46.2
    Net operating loss carryovers                                                   149.7                      57.2
    Unrealized loss on investments                                                    -                       163.9
    Other, net                                                                      120.9                      95.5
                                                                            ------------------        ------------------

Gross deferred tax assets                                                           413.3                     563.2
    Less valuation allowance                                                          8.2                       7.2
                                                                            ------------------        ------------------

Total deferred tax assets after valuation allowance                      $          405.1         $           556.0
                                                                            ==================        ==================

Deferred tax liabilities:
    Deferred acquisition costs                                           $          397.7         $           237.6
    Unrealized gain on investments                                                    6.9                       -
    Other, net                                                                       71.4                     120.7
                                                                            ------------------        ------------------

Total deferred tax liabilities                                                      476.0                     358.3
                                                                            ------------------        ------------------

Net deferred tax liability (asset)                                       $           70.9         $          (197.7)
                                                                            ==================        ==================

The Company has not recognized a deferred tax liability for the undistributed earnings of its wholly owned domestic and foreign subsidiaries because the Company currently does not expect those unremitted earnings to become taxable to the Company in the foreseeable future. This is due to the fact that the unremitted earnings will not be repatriated in the foreseeable future, or because those unremitted earnings that may be repatriated will not be taxable through the application of tax planning strategies that management would utilize. The Company believes that it is more likely than not that the deferred tax assets established will be realized except for the amount of the valuation allowance. As of December 31, 2000, and 1999, a valuation allowance for

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

deferred tax assets of approximately $8.2 million and $7.2 million respectively, was provided on the capital losses of RGA, Inc., the net operating losses of RGA's Australian, Argentine, South African and UK subsidiaries, and Krisman's Mexican subsidiary. At December 31, 2000, the Company's subsidiaries had net operating loss carryforwards of $401.5 million. The remaining net operating losses are expected to be utilized during the period allowed for carryforwards.

The Company has been audited by the Internal Revenue Service for the years through and including 1994. The Company is being audited for the years 1995-1999. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements. During 2000 and 1999 the Company (received refunds of)/paid taxes totaling approximately ($67.7) million and $77.0 million, respectively. The Company is party to a written tax sharing agreement.

(7)  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

A summary of the policy acquisition costs and value of business acquired which were deferred and amortized is as follows (in millions):

                                                                                                        PREDECESSOR'S
                                                                                                            BASIS
                                                                                                      ------------------
                                                                                  2000                      1999
                                                                            ------------------        ------------------
Balance at beginning of year                                             $          1,566.4        $            773.8
Deferred                                                                              254.8                     324.6
Amortized                                                                            (199.7)                   (222.9)
Interest credited                                                                      53.4                      60.5
Amortization relating to net realized investment gains (losses)                       (28.3)                      8.4
Amortization relating to change in unrealized (gain) loss on
    investments available-for-sale                                                    (58.3)                    341.7
                                                                            ------------------        ------------------

Balance at end of year                                                   $          1,588.3        $          1,286.1
                                                                            ==================        ==================

(8)  ASSOCIATE BENEFIT PLANS AND POSTRETIREMENT BENEFITS

The Company has a defined benefit plan covering substantially all associates. The benefits are based on years of service and each associate's compensation level. The Company's funding policy is to contribute annually the maximum amount deductible for federal income tax purposes. Contributions provide for benefits attributed to service to date and for those expected to be earned in the future.

Associates of the Company also are offered several non-qualified, defined benefit, and defined contribution plans for directors and management associates. The plans are unfunded and are deductible for federal income tax purposes when the benefits are paid. Effective April 30, 1999, the liabilities that relate to these plans are managed at GenAmerica Management Corporation, a subsidiary of GenAmerica. The Company recognized expense of $3.2 million and $12.9 million for the years ended December 31, 2000, and 1999, respectively, related to these plans.

In addition to pension benefits, the Company provides certain health care and life insurance benefits for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Alternatively, retirees may elect certain prepaid health care benefit plans.

The Board of Directors has adopted an associate incentive plan applicable to full-time salaried associates with at least one year of service. Contributions to the plan are determined annually by the Board of Directors and are

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

based upon salaries of eligible associates. Full vesting occurs after five years of continuous service. The Company's contribution to the plan was $11.6 million and $4.3 million for the years ended December 31, 2000 and 1999, respectively.

At December 31, 2000, associate incentive plan assets were invested 34.6% in the General Account, 33.5% in the S&P 500 Stock Fund, 8.9% in the Balanced Fund, 7.8% in the Small-Cap Stock Fund, 6.4% in the Growth Opportunities Fund, 3.7% in the Money Market Fund, 3.3% in the Foreign Fund, and 1.8% in the Bond Market Fund. At December 31, 1999, associate incentive plan assets were invested 35.3% in the General Account, 35.3% in the S&P 500 Stock Fund, 7.4% in the Balanced Fund, 7.7% in the Small-Cap Stock Fund, 7.5% in the Growth Opportunities Fund, 2.3% in the Money Market Fund, 2.9% in the Foreign Fund, and 1.6% in the Bond Market Fund. These assets are invested in General American separate accounts and held in a trust by an unrelated third party administrator.

The following tables summarize the Company's associate benefit plans and postretirement benefits (in millions):

                                                          PENSION BENEFITS                              OTHER BENEFITS
                                                -------------------------------------        -------------------------------------
                                                                       PREDECESSOR'S                              PREDECESSOR'S
                                                                           BASIS                                      BASIS
                                                -------------        ----------------        -------------       -----------------
                                                    2000                  1999                   2000                  1999
                                                -------------        ----------------        -------------       -----------------
Change in benefit obligation:

    Benefit obligation at beginning of year  $        159.9      $         149.1         $          37.3      $         45.7
    Service cost                                        6.6                  6.5                     0.9                 1.7
    Interest cost                                      11.7                 10.3                     2.6                 2.8
    Participant contributions                           -                    -                       -                   0.2
    Plan amendments                                    (1.8)                 0.3                     0.1                 -
    Curtailments                                        0.2                  2.4                     -                   -
    Special termination benefits                        0.9                  1.2                     0.2                 -
    Benefits paid                                      (7.9)                (8.0)                   (2.0)               (1.9)
    Actuarial (gain) loss                               0.7                 (1.9)                   (2.5)               (7.8)
                                                -------------        ----------------        -------------       -----------------

Benefit obligation at end of year                     170.3                159.9                    36.6                40.7
                                                -------------        ----------------        -------------       -----------------

Change in plan assets:
    Fair value of plan assets at
         Beginning of year                            179.4                174.8                     -                   -
    Actual return on plan assets                        1.6                 10.5                     -                   -
    Employer contributions                              2.2                  2.1                     2.0                 1.7
    Associates contributions                            -                    -                       0.3                 0.2
    Benefits paid                                      (7.9)                (8.0)                   (2.3)               (1.9)
                                                -------------        ----------------        -------------       -----------------
Fair value of plan assets at end of year     $        175.3      $         179.4         $           -        $          -
                                                =============        ================        =============       =================

                                                                                                            (Continued)





                                       25




General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)


                                                          PENSION BENEFITS                              OTHER BENEFITS
                                                --------------------------------------        ------------------------------------
                                                                      PREDECESSOR'S                                PREDECESSOR'S
                                                                          BASIS                                        BASIS
                                                                     -----------------                            ----------------
                                                     2000                  1999                   2000                 1999
                                                ---------------      -----------------        -------------       ----------------
Reconciliation of funded status:
    Funded status                            $            5.0      $          19.4        $         (36.6)     $            (40.7)
    Unrecognized actuarial gain                          14.7                (12.3)                  (2.3)                   (9.6)
    Unrecognized transition obligation                    -                    0.2                    -                      13.4
    Unrecognized prior service cost                      (1.6)                (0.3)                   -                       -
                                                ---------------      -----------------        -------------       ----------------

Net amount recognized at end of year                     18.1                  7.0                  (38.9)                  (36.9)
                                                ---------------      -----------------        -------------       ----------------
Amounts recognized in the statement of financial position consist of:
      Prepaid benefit cost                               61.0                 40.6                    -                       -
      Accrued benefit liability                         (43.4)               (38.2)                 (38.9)                  (36.9)
      Intangible asset                                    -                    0.1                    -                       -
      Accumulated other comprehensive loss                0.5                  4.5                    -                       -
                                                ---------------      -----------------        -------------       ----------------

Net amount recognized at end of year         $           18.1      $           7.0        $         (38.9)     $            (36.9)
                                                ===============      =================        =============       ================

Other comprehensive loss attributable to
    change in additional minimum liability
    recognition                              $            0.5      $           0.3        $           -        $              -
                                                ===============      =================        =============       ================


                                                                                                             (Continued)


General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

                                                          PENSION BENEFITS                              OTHER BENEFITS
                                                -------------------------------------        -------------------------------------
                                                                      PREDECESSOR'S                                PREDECESSOR'S
                                                                          BASIS                                        BASIS
                                                                     ----------------                             ----------------
                                                    2000                   1999                  2000                   1999
                                                -------------        ----------------        -------------        ----------------
Additional year-end information for
    plans with benefit obligations in
    excess of plan assets:
      Benefit obligation                     $         51.5      $          47.6          $        36.6       $         40.7

Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets:
      Projected benefit obligation                     43.0                 40.5                     -                    -
      Accumulated benefit obligation                   38.8                 37.8                     -                    -
      Fair value of plan assets                          -                   0.1                     -                    -

Components of net periodic benefit cost:
      Service cost                                      6.6                  6.5                    0.9                  1.7
      Interest cost                                    11.7                 10.3                    2.6                  2.8
      Expected return on plan assets                  (15.8)               (15.3)                    -                    -
      Amortization of prior service cost               (0.2)                (0.1)                    -                    -
      Amortization of transitional
         obligation                                      -                   0.1                     -                   1.0
      Recognized actuarial loss (gain)                   -                   0.6                   (0.2)                (0.1)
                                                -------------        ----------------        -------------        ----------------

    Net periodic benefit cost                $          2.3      $           2.1          $         3.3       $          5.4
                                                =============        ================        =============        ================
Additional loss recognized due to:
    Curtailment                              $          0.2      $           2.3          $          -        $           -
    Special termination benefit                         0.9                  1.4                    0.3                   -
Weighted-average assumptions as of December 31:
      Discount rate                                    7.50%                7.50%                  7.50%                7.50%
      Expected long-term rate of return on
         plan assets                                   9.00%                9.00%                    -                    -
      Rate of compensation increase
         (qualified plan)                              4.95%                4.95%                    -                    -

ASSUMED HEALTH CARE COST TREND: For measurement purposes, a 6.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2000. The assumed rate is to decrease gradually to 5% through 2003 and remain at that level thereafter.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage point change in assumed health care cost trend rates would have the following effects (in millions):

                                                         One Percentage                    One Percentage
                                                         Point Increase                    Point Decrease
                                                         --------------                    --------------
Effect on total service and interest cost
    components for 2000                                       $0.5                              $(0.4)

Effect on end of year 2000
    postretirement benefit obligation                         $4.5                              $(3.3)




General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

(9)  DEBT

                                                                                                   Face value
                                                                                               as of December 31,
                                                                                               ------------------
Description                                     Rate                Maturity                   2000             1999
-----------                                     ----                --------                   ----             ----
Long-term debt:
    General American surplus note              7.625%             January 2024                $107.0           $107.0
    RGA senior note                            7.250%               April 2006                 100.0            100.0
    RGA revolving credit facility              7.070%                 May 2003                  80.0             24.5
    RGA revolving credit facility              6.670%                 May 2003                   8.8             --
Notes payable RGA Australia Hldgs.             6.540%            December 2005                   9.5              9.5
                                                                                               -----            -----

Total long-term debt and notes payable                                                        $305.3           $241.0
                                                                                               =====            =====

The difference between the face value of debt and the carrying value per the consolidated balance sheets is unamortized discount.

General American's surplus note pays interest on January 15 and July 15 of each year. The note is not subject to redemption prior to maturity. Payment of principal and interest on the note may be made only with the approval of the Missouri Director of Insurance.

The RGA senior note pays interest semiannually on April 1 and October 1. The ability of RGA to make debt principal and interest payments as well as make dividend payments to shareholders is ultimately dependent on the earnings and surplus of its subsidiaries and the investment earnings on the undeployed debt proceeds. The transfer of funds from the insurance subsidiaries to RGA is subject to applicable insurance laws and regulations. Principal repayments on the RGA revolving credit facilities are due May 2003 and are expected to be renewed under the terms of the line of credit. This agreement contained various restrictive covenants which primarily pertain to limitations on the quality and types of investments, minimum requirements of net worth, and minimum rating requirements.

As of December 31, 2000, the Company was in compliance with all covenants under its debt agreements.

(10) COMPREHENSIVE INCOME

The components of comprehensive income, other than net income, are as follows (in millions):

                                                                                            2000
                                                                      -------------------------------------------------
                                                                                             TAX              NET-
                                                                        BEFORE-TAX        (EXPENSE)          OF-TAX
                                                                          AMOUNT           BENEFIT           AMOUNT
                                                                      ---------------  ---------------  ----------------
Foreign currency translation adjustments                           $         (14.2)  $          3.9   $        (10.3)
Unrealized gains on securities:
  Unrealized holding gains arising during period                              88.6            (38.3)            50.3
    Less: Reclassification adjustment for gains realized
       in net income                                                          40.1            (16.1)            24.0
                                                                      ---------------  ---------------  ----------------
         Net unrealized gains on securities                                   48.5            (22.2)            26.3
Minimum benefit liability                                                      -                -                -
                                                                      ---------------  ---------------  ----------------
         Total other comprehensive income                          $          34.3   $        (18.3)  $         16.0
                                                                      ===============  ===============  ================


General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

-----------------------------------------------------------------------------------------------------------------------

                                                                                    PREDECESSOR'S BASIS
                                                                      -------------------------------------------------
                                                                                            1999
                                                                      -------------------------------------------------
                                                                                             TAX              NET-
                                                                        BEFORE-TAX        (EXPENSE)          OF-TAX
                                                                          AMOUNT           BENEFIT           AMOUNT
                                                                      ---------------  ---------------  ----------------
Foreign currency translation adjustments                           $          19.5   $         (6.8)  $         12.7
Unrealized losses on securities:
    Unrealized holding losses arising during period                         (753.1)           266.9           (486.2)
    Less: Reclassification adjustment for losses realized
       in net income                                                        (233.5)            81.5           (152.0)
                                                                      ---------------  ---------------  ----------------
         Net unrealized losses on securities                                (519.6)           185.4           (334.2)
Minimum benefit liability                                                     (1.0)             1.3              0.3
                                                                      ---------------  ---------------  ----------------
         Total other comprehensive loss                            $        (501.1)  $        179.9   $       (321.2)
                                                                      ===============  ===============  ================

    The following schedule reflects the change in net accumulated other comprehensive (loss) income for the periods ending December 31, 2000 and 1999 (in millions):

                                                                         BALANCE                           BALANCE
                                                                          AS OF            CURRENT          AS OF
                                                                        JANUARY 1,         PERIOD          DECEMBER
                                                                           2000            CHANGE          31, 2000
                                                                      ---------------  ---------------  ---------------
Foreign currency adjustments                                       $           -     $        (10.3)  $        (10.3)
Unrealized gains on securities                                                 -               26.3             26.3
                                                                      ---------------  ---------------  ---------------

       Total accumulated other comprehensive income                $           -     $         16.0   $         16.0
                                                                      ===============  ===============  ===============

                                                                                     PREDECESSOR'S BASIS
                                                                      ---------------------------------------------------
                                                                         BALANCE                            BALANCE
                                                                          AS OF            CURRENT           AS OF
                                                                        JANUARY 1,         PERIOD           DECEMBER
                                                                           1999            CHANGE           31, 1999
                                                                      ---------------  ---------------  -----------------
Foreign currency adjustments                                       $         (32.9)  $         12.7   $        (20.2)
Unrealized gains (losses) on securities                                       88.5           (334.2)          (245.7)
Minimum benefit liability                                                     (2.7)             0.3             (2.4)
                                                                      ---------------  ---------------  -----------------
       Total accumulated other comprehensive income (loss)
                                                                   $          52.9   $       (321.2)  $       (268.3)
                                                                      ===============  ===============  =================

(11) REGULATORY MATTERS

The Company and its insurance subsidiaries are subject to financial statement filing requirements in their respective state of domicile, as well as the states in which they transact business. Such financial statements, generally referred to as statutory financial statements, are prepared on a basis of accounting which varies in some respects from GAAP. Statutory accounting practices include:
(1) charging of policy acquisition costs to


General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

income as incurred; (2) establishment of a liability for future policy benefits computed using required valuation standards; (3) nonprovision of deferred federal income taxes resulting from temporary differences between financial reporting and tax bases of assets and liabilities; (4) recognition of statutory liabilities for asset impairments and yield stabilization on fixed maturity dispositions prior to maturity with asset valuation reserves based on statutorily determined formulas; and (5) valuation of investments in bonds at amortized cost.

Combined net income and policyholders' surplus of the Company and its consolidated insurance subsidiaries, for the years ended and at December 31, 2000 and 1999, as determined in accordance with statutory accounting practices, are as follows (in millions):

                                                    2000                  1999
                                               ---------------      -----------------
        Net loss                             $         (42.1)    $         (190.8)
        Policyholders' surplus                         986.2                741.3

For the years ended December 31, 2000 and 1999, the Company has recorded the equity in earnings of subsidiaries on a statutory basis to reflect such earnings as a direct charge or credit to surplus, and not a component of investment income.

Under Risk-Based Capital ("RBC") requirements, the Company and its insurance subsidiaries are required to measure their solvency against certain parameters. As of December 31, 2000, the Company's insurance subsidiaries exceeded the established RBC minimums. In addition, the Company's insurance subsidiaries exceeded the minimum statutory capital and surplus requirements of their respective states of domicile.

The Company and its insurance subsidiaries are subject to limitations on the payment of dividends to their parents. Generally, dividends during any year may not be paid without prior regulatory approval, in excess of the lessor of (and with respect to life and health subsidiaries in Missouri, in excess of the greater of): (a) ten percent of the insurance subsidiaries' statutory surplus as of the preceding December 31 or (b) the insurance subsidiaries' statutory gain from operations for the preceding year. As of December 31, 2000, the Company could pay GenAmerica a stockholder dividend of $98 million without prior approval of the Department.

(12) PARTICIPATING POLICIES AND DIVIDENDS TO POLICYHOLDERS

Over 16.4% and 18.9% of the Company's business in force relates to participating policies as of December 31, 2000 and 1999, respectively. These participating policies allow the policyholders to receive dividends based on actual interest, mortality, and expense experience for the related policies. These dividends are distributed to the policyholders through an annual dividend, using current dividend scales which are approved by the Board of Directors.

(13)  CONTINGENT LIABILITIES

The Company was named as defendant in the following purported class action lawsuits: Chain v. General American Life Insurance Company (filed in the U.S. District Court for the Northern District of Mississippi in 1996); Newburg Trust
v. General American Life Insurance Company (filed in the U.S. District Court for the District of Massachusetts in 1996); and Ludwig, Sippil, DAllesandro and Cunningham v. General American Life Insurance Company (filed in the U.S. District Court for the Southern District of Illinois in 1997). These lawsuits allege that the Company engaged in deceptive sales practices in connection with the sale of certain life insurance policies. Although the claims asserted in each lawsuit are not identical, the plaintiffs seek unspecified actual and punitive damages under similar claims, including breach of contract, fraud, intentional or negligent misrepresentation, breach of fiduciary duty and unjust enrichment. These three cases have been consolidated with one individual case in the United States District Court for the Eastern District of Missouri (the "District

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

Court"). The case involves approximately 250,000 life insurance policies sold during the period January 1, 1982 through December 31, 1996. The Company has reached a settlement with counsel for plaintiffs which resolves all matters concerning the relief for the class. This settlement will provide certain enhanced policy values and benefits for class members as well as a procedure for the submission and evaluation of individual claims. The class has been certified and after a fairness hearing the Court approved the settlement. Implementation of the settlement has not begun because an objector has filed a notice of appeal of the Court's ruling. It is expected that this appeal will be resolved without the need for any significant modification of the settlement. There is, however, no agreement on the attorney's fees or expenses of class counsel. This issue will be decided by the District Court in a ruling which will have no impact on the terms of the settlement agreement. The Company expects that the approximate cost of the settlement will be $55 million, not including legal fees and costs of plaintiffs' counsel. Approximately 700 class members have elected to exclude themselves from the settlement. The Company is a defendant in approximately thirty opt-out lawsuits involving sales practices claims.

In addition to the matters discussed above, the Company is involved in pending and threatened litigation in the normal course of its business. While the outcome of these matters cannot be predicted with certainty, at the present time and based on information currently available, management does not believe that the Company's liability arising from pending or threatened litigation will have a material adverse affect on the Company's financial condition or results of operations.

(14) RELATED PARTY TRANSACTIONS

In January 2000, GenAmerica contributed NaviSys, which had a value of $27.2 million, to GenAm Holding Company, a subsidiary of the Company.

In 1999, GenAmerica made capital contributions to the Company of $38.0 million, $10.1 million of NaviSys equity, and $20.0 million of NaviSys bonds. The $38.0 million contribution consisted of a promissory note from ARM, and was expensed by the Company after it was forgiven under a settlement agreement.

The following related party transactions occurred in the connection with MetLife's acquisition of GenAmerica.

         The Company paid $40 million to MetLife during 1999 which was returned to GAMHC at the closing on January 6, 2000. This transaction was recorded as a dividend by the Company to GAMHC in the accompanying financial statements.

         GenAmerica contributed $15 million and $300 million of capital to the Company on June 30 and December 26, 2000, respectively.

         MetLife is to indemnify GAMHC for tax refunds attributable to the 1999 tax year per the stock purchase agreement. At December 31, 1999, the Company had a $85.8 million accrued tax receivable. During 2000, MetLife paid the Company $77.4 million in two installments. The first payment was made in February 2000 for $33.7 million and the second payment was made in December 2000 for $43.7 million. In addition, GAMHC is to indemnify MetLife for certain tax liabilities relating to prior years.

         During 1999, the Company paid and expensed approximately $20 million to MetLife as consideration for MetLife's willingness to accept the funding agreement business of the Company as described in Note 1.

         During 1999, GenAmerica paid and expensed $12 million of investment advisory fees related to its acquisition, for which GAMHC and GenAmerica were jointly and severably liable. No costs were incurred in 2000.


General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

RGA also has reinsurance transactions between MetLife and certain of its subsidiaries. Under these agreements, RGA reflected net assumed premiums of approximately $110 million and $108 million in 2000 and 1999, respectively. The earned premiums reflect the net of business assumed from and ceded to MetLife and its subsidiaries. The pre-tax underwriting gain on this business was approximately $17.2 million and $12 million in 2000 and 1999, respectively.


                               PART C

                         OTHER INFORMATION

Item 24. Financial statements and Exhibits

     (a)  Financial Statements

     The financial statements of the Separate Account and the Company are included in Part B hereof.

     (b)  Exhibits

     (1) Resolutions of the Board of Directors of General American Life Insurance Company ("General American") authorizing establishment of the Separate Account (F1)

     (2)  Not Applicable

     (3)  (a) Form of Distribution Agreement (F3)

     (b)  Form of Selling Agreement (F2)

     (4) (a) Form of tax sheltered group variable annuity contract (No. V82-300) (F10)

     (b) Form of tax sheltered individual variable annuity certificate (No. V82-301) (F10)

     (c)  Form of variable annuity (tax qualified)(No. V82-400) (F10)

     (d)  Form of individual variable annuity (non-tax qualified)(No. 10013)
      (F10)

     (e)  Form of individual variable annuity (tax qualified)(No. 10014) (F10)

     (f)  Form of tax sheltered group variable annuity contract (No. 10015)
      (F10)

     (g)  Form of tax sheltered group variable annuity certificate (No. 10016)
      (F10)

     (h)  Endorsement related to the reorganization of Separate Account (F9)

     (i) Form of endorsement relating to requirements of Section 408(b) (IRA's) Internal Revenue Code IRC (No. 1096900) (F9)

     (j)  Form of endorsement allowing other Fund sponsors (No. 1098900) (F9)

     (k) Form of endorsement relating tax sheltered annuities, Section 403(b) IRC (No. 1098600) (F9)

     (l) Form of endorsement relating to tax sheltered annuities with employer contribution (No. 1098800) (F9)

     (m)  Form  of  endorsement   relating  to  the  Unemployment   Compensation
          Amendments (No. 1 E6) (F9)

     (5)  Form of application (F5)

     (6) (a) Amended and Restated Charter and Articles of Incorporation of General American Life Insurance Company (F10)

          (b)  By-laws of General American (F10)

     (7)  Not applicable

     (8)  Not applicable

     (9)  Opinion and Consent of Counsel (F4)

     (10) Independent Auditors' Consent

     (11) Not applicable

     (12) Not applicable

     (13) Not applicable

     (14) Copies of manually signed powers of attorney for General American Life Insurance Company directors August A. Busch, III, William E. Cornelius, John C. Danforth (F8), Bernard A. Edison, Richard A. Liddy, William E. Maritz, Craig D. Schnuck (F7), William P. Stiritz, Andrew C. Taylor (F6), H. Edwin Trusheim, Robert L. Virgil, Jr., Virginia V. Weldon, and Ted C. Wetterau (F3).

(F1) Incorporated by reference to initial registration statement, File No.
     2-39272

(F2) Incorporated by reference to Pre-Effective Amendment No. 1 to registration statement of General American Separate Account Eleven, File No. 33-10146

(F3) Incorporated by reference to Post-Effective Amendments No. 29 and 34 to this Registration Statement

(F4) Incorporated by reference to Post-Effective Amendment No. 31 to this Registration Statement

(F5) Incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement

(F6) Incorporated by reference to Post-Effective Amendment No. 37 to this Registration Statement

(F7) Incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement

(F8)Incorporated by reference to Post-Effective Amendment No. 40 to this Registration Statement

(F9)Incorporated by reference to Post-Effective Amendment No. 41 to this Registration Statement

(F10)Incorporated by reference to Post-Effective Amendment No. 43 to this Registration Statement

Item 25.  Directors and Officers of the Depositor

     Name and Principal                       Positions and Offices
     Business Address*                               with Depositor

Principal Officers
Richard A. Liddy                    Chairman


Kevin C. Eichner                    President and Chief Executive Officer

Bernard H Wolzenski                 Executive Vice President-Individual Insurance

A. Greig Woodring                   President and Chief Executive Officer, Reinsurance Group of America

Richard D. Evans                    Senior Vice President

Daniel J. McDonald                  Senior Vice President

Richard J. Miller                   Senior Vice President

Jerome M. Mueller                   Senior Vice President

John E. Petersen                    Senior Vice President

William S. Slater                   Senior Vice President

Donald Lambert                      Vice President-10/2000

Timothy J. Klopfenstein             Vice President and Chief Financial Officer

Matthew P. McCauley                 Vice President, General Counsel and Secretary

Barry C. Cooper                     Vice President and Controller

Leland J. Launer                    Treasurer



* The principal business address of Messrs. Eichner,  Cooper,  McCauley,  Liddy,
Evans, Lambert,  McDonald,  Miller, Mueller,  Petersen,  Slater and Wolzenski is
General American Life Insurance Company, 700 Market Street, St. Louis,  Missouri
63101. The principal  business address for Mr. Woodring is 1370 Timberlake Manor
Parkway,  Chesterfield,  MO  63017.  The  principal  business  address  for  Mr.
Klopfenstein is 13045 Tesson Ferry Road, St. Louis, MO 63128. The principal business address for Mr. Launer is Metropolitan Life Insurance Company, One
Madison Avenue, New York, NY 10010.

Directors

James M. Benson
Metropolitan Life Insurance Company
One Madison Avenue
New York, NY 10010

August A.  Busch III
Anheuser-Busch Companies, Inc.
One Busch Place
St.  Louis, Missouri 63118

William E.  Cornelius
Union Electric Company
P.O.  Box 149
St.  Louis, Missouri 63166

John C.  Danforth
Bryan Cave
One Metropolitan Square, Suite 3600
St.  Louis, Missouri 63102

Kevin C. Eichner
General American Life Insurance Company
700 Market Street
St. Louis, MO 63101

Richard A.  Liddy
General American Life Insurance Company
700 Market Street
St.  Louis, MO 63101

Stewart G. Nagler
Metropolitan Life Insurance Company
One Madison Avenue
New York, NY 10010

Craig D.  Schnuck
Schnuck Markets, Inc.
11420 Lackland Road
P.O.  Box 46928
St.  Louis, Missouri  63146

William P.  Stiritz
Agribrands International, Inc.
9811 So. Forty Drive
St.  Louis, Missouri 63124

Andrew C.  Taylor
Enterprise Rent-A-Car
600 Corporate Park Drive
St.  Louis, Missouri 63105

Robert L.  Virgil
Edward Jones
12555 Manchester
St.  Louis, Missouri  63131-3729

Lisa M. Weber
Metropolitan Life Insurance Company
One Madison Avenue
New York, NY 10010

Virginia V.  Weldon, M.D.
Monsanto Company
800 North Lindbergh
St.  Louis, Missouri  63167


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                     LIST OF SUBSIDIARIES AND AFFILIATES OF
                        GENAMERICA FINANCIAL CORPORATION
                              As of March 20, 2001

MetLife, Inc.: Publicly held stock company formed to hold all of the stock in the Metropolitan/GenAmerica Financial group of companies.


Metropolitan Life Insurance Company: holds all of the stock in GenAmerica Financial Corporation.

GenAmerica Financial Corporation:  formed to hold all of the stock of General American Life Insurance Company.

         GenAmerica Management Corporation: central management corporation.

         Walnut Street Securities,  Inc.:  wholly-owned  subsidiary engaged in the process of selling variable life insurance and variable annuities and other securities.





                  Walnut Street Advisers,  Inc.:  wholly-owned  subsidiary of Walnut Street  Securities  engaged in the business of giving investment advice.

                  WSS Insurance Agency of Alabama,  Inc.: formed to act as a resident  insurance agency for Walnut
                  Street Securities, Inc. in Alabama.

                  WSS Insurance Agency of  Massachusetts,  Inc.: formed to act as a resident  insurance agency for
                  Walnut Street Securities, Inc. in Massachusetts.

                  WSS Insurance  Agency of Nevada,  Inc.: formed to act as a resident  insurance agency for Walnut
                  Street Securities, Inc. in Nevada.

                  WSS  Insurance  Agency of Ohio,  Inc.: formed to act as a resident  insurance  agency for Walnut
                  Street Securities, Inc. in Ohio.

                  WSS Insurance  Agency of Texas,  Inc.: formed to act as a resident  insurance  agency for Walnut
                  Street Securities, Inc. in Texas.

         Collaborative Strategies, Inc.:  wholly-owned business management consulting company.

         GenAmerica Capital I: wholly-owned Delaware trust formed for the purpose of issuing securities as an investment vehicle for
         GenAmerica Financial Corporation.

         Missouri  Reinsurance   (Barbados),   Inc.:   wholly-owned  Barbados  exempt  life,  accident  and  health reinsurance company.

         General American Distributors, Inc.: formed to act as a wholesale Broker-Dealer.

         VirtualFinances.Com, Inc.: wholly-owned company formed for the E-Commerce initiative of GeneraLife.

         General American Life Insurance Company:  an insurance company selling life and pensions.

                  Cova Corporation:  wholly-owned subsidiary formed to own the former Xerox Life companies.

                           MetLife  Investors  Insurance  Company  (fka Cova  Financial  Services  Life  Insurance
                           Company):  wholly-owned  by  Cova  Corporation,  engaged  in  the  business  of  selling annuities and life insurance.

                                    First MetLife Investors Insurance Company(fka First Cova Life Insurance Company):
                                    wholly-owned by MetLife Investors Life Insurance Company, engaged in the sale of life insurance in New York.

                                    MetLife Investors Insurance Company of California (fka Cova Financial Life
                                    Insurance Company): wholly-owned by MetLife Investors Insurance Company, engaged in the sale of life insurance and annuities in California.

                           Cova  Life  Management  Company:  wholly-owned  by  Cova  Corporation.  Employer  of the individuals operating the Cova companies.





                                    Cova  Investment  Advisory  Corporation:  wholly-owned  by Cova Life Management
                                    Company.  Intended  to  provide  investment  advice to Cova Life  insureds  and annuity owners.

                                    Cova Investment  Allocation  Corporation:  wholly-owned by Cova Life Management
                                    Company.  Intended  to provide  advice on  allocation  of premiums to Cova Life insured and annuity owners.

                                    Cova  Life  Sales  Company:  wholly-owned  by  Cova  Life  Management  Company.
                                    Broker-dealer established to supervise sales of Cova Life contracts.

                                    Cova  Life   Administration   Services  Company:   wholly-owned  by  Cova  Life
                                    Management Company.  Provides administrative services for Cova annuities.

                  General Life  Insurance  Company:  wholly-owned  subsidiary,  domiciled in Texas,  engaged in the business of selling life insurance and annuities.

                           General  Life  Insurance  Company of  America:  wholly-owned  subsidiary,  domiciled  in
                           Illinois, engaged in the business of selling life insurance and annuities.

                  Paragon Life Insurance  Company:  wholly-owned  subsidiary engaged in employer sponsored sales of life insurance.

                  John S.  McSwaney  &  Associates,  Inc.  General  American  acquired  100% of the  stock  of this insurance agency.

                  Equity  Intermediary  Company:  wholly-owned  subsidiary  holding  company formed to own stock in subsidiaries.

                           Reinsurance Group of America,  Incorporated:  subsidiary,  of which  approximately 48.3%
                           is owned by  Equity  Intermediary,  9.6% is owned by  MetLife,  and the  balance  by the public.

                                    General American Argentina Sequros de Vida S.A.: Argentinean subsidiary 100% owned by
                                    RGA, engaged in business as a life, annuity, disability and survivorship insurer.

                                    RGA Argentina S.A.:  Argentinian subsidiary 100% owned by RGA.

                                    Reinsurance Company of Missouri,  Incorporated:  wholly owned subsidiary formed for the purpose of owning RGA Reinsurance Company.

                                            RGA  Reinsurance   Company:   subsidiary  engaged  in  the  reinsurance  business.

                                                     Fairfield Management Group, Inc.:  100% owned subsidiary.

                                                              Reinsurance     Partners,      Inc.:     wholly-owned
                                                              subsidiary  of  Fairfield   Management  Group,  Inc.,
                                                              engaged  in  business  as  a  reinsurance   brokerage company.






                                                              Great   Rivers    Reinsurance    Management,    Inc.:
                                                              wholly-owned   subsidiary  of  Fairfield   Management
                                                              Group, Inc., acting as a reinsurance manager.

                                                              RGA    (U.K.)     Underwriting     Agency    Limited:
                                                              wholly-owned by Fairfield Management Group, Inc.

                                    RGA Reinsurance  Company  (Barbados) Ltd.:  subsidiary of Reinsurance  Group of
                                    America, Incorporated formed to engage in the exempt insurance business.

                                            RGA  Financial  Group,  L.L.C.:  80% owned by RGA  Reinsurance  Company
                                           (Barbados)  Ltd. and 20% owned by RGA  Reinsurance  Company.  Formed to market and manage financial  reinsurance  business to be assumed by RGA
                                            Reinsurance Company.

                                    Triad Re, Ltd.:  Reinsurance  Group of America,  Incorporated  owns 100% of all outstanding  and issued shares of the Company's  preferred  stock.  Reinsurance
                                    Group of America,  Inc. owns 66.67% of all outstanding and issued shares of the
                                    Company's common stock.  Schmitt-Sussman  Enterprises,  Inc. owns 33.33% of all outstanding and issued shares of the Company's common stock.

                                    RGA  Americas  Reinsurance  Company,   Ltd.:   Reinsurance  Group  of  America,
                                    Incorporated owns 100% of this company.

                                    RGA   International   Ltd.:  a  New  Brunswick   corporation   wholly-owned  by
                                    Reinsurance Group of America, existing to hold Canadian reinsurance operations.

                                            RGA Financial  Products Limited:  100% owned by RGA International  Ltd.
                                            (100 Class A shares).

                                            RGA  Canada  Management  Company,  Ltd.:  a New  Brunswick  corporation
                                            wholly-owned  by  G.A.  Canadian  Holdings,   existing  to  accommodate
                                            Canadian investors.

                                                     RGA Life  Reinsurance  Company of Canada:  wholly-owned by RGA
                                                     Canada Management Company, Ltd.

                           RGA  Holdings  Limited:  holding  company  formed  in the  United  Kingdom  to own three operating  companies:  RGA  Managing  Agency  Limited,  RGA  Capital  Limited,  and  RGA
                           Reinsurance (UK) Limited.

                                    RGA  Capital  Limited:  company  is  a  corporate  member  of  a  Lloyd's  life syndicate.

                                    RGA Reinsurance (UK) Limited: company to act as reinsurer.

                                    RGA UK Services Limited:  inactive company.

                           RGA  Australian  Holdings Pty Limited:  holding  company  formed to own RGA  Reinsurance





                          Company of Australia Limited.

                                    RGA  Reinsurance  Company of  Australia  Limited:  formed to reinsure the life, health and accident business of non-affiliated Australian insurance companies.

                           RGA South  African  Holdings  (Pty) Ltd.:  100% owned by  Reinsurance  Group of America,
                           Incorporated  formed for the purpose of holding RGA Reinsurance  Company of South Africa
                           Limited.

                                    RGA  Reinsurance  Company  of South  Africa  Limited:  100%  owned by RGA South
                                    African Holdings (Pty) Ltd.

                           Regal Atlantic Company (Bermuda) Ltd.:  100% owned.

                           Malaysia Life Reinsurance Group Berhad:  30% owned.

                  Security  Equity  Life  Insurance  Company:  wholly-owned  subsidiary,  domiciled  in  New  York, engaged in the business of selling life insurance and annuities.

                  GenAm Holding Company:  Formed to hold stock in various non-insurance subsidiaries.

                          Krisman, Inc.: shell company.

                           Conning  Corporation:  61% owned by GenAm  Holding  Company;  formed to own the  Conning companies.  Remaining 39% owned by MetLife CC Holding Company (a MetLife subsidiary).

                                    Conning, Inc.:  a holding company organized under Delaware law.

                                    Conning &  Company:  a  Connecticut  corporation  engaged  in  providing  asset management  and  investment  advisory  services as well as  insurance  research services.

                                    Conning Asset Management  Company: a Missouri  corporation engaged in providing investment advice.

                           GM Marketing  Incorporated (fka GenMark Incorporated):  wholly-owned  subsidiary company
                           -----------------------------------------------------
                           acting as distribution company.

                           White Oak Royalty Company:  wholly-owned,  second-tier  subsidiary formed to own mineral
                           -------------------------
                           interests.

Mutual funds associated with General American Life Insurance Company:

         General American Capital Company

Item 27.    Number of Contract Owners

     As of February 28, 2001 there were 14,687 contract Owners of qualified contracts and 1,486 contract owners of non-qualified contracts.

Item 28.    Indemnification

Section 351.355 of the Missouri General and Business Corporation Law, in brief, allows a corporation to indemnify any person who is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action if he acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation. Where any person was or is a party or is threatened to be made a party in an action or suit by or in the right of the corporation to procure a judgment in its favor, indemnification may not be paid where such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation, unless a court determines that the person is fairly and reasonably entitled to indemnity. A corporation has the power to give any further indemnity, to any person who is or was a director, officer, employee or agent, provided for in the articles of incorporation or as authorized by any by-law which has been adopted by vote of the shareholders, provided that no such indemnity shall indemnify any person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct.

In accordance with Missouri law, General American's Board of Directors, at its meeting on 19 November 1987 and the policyholders of General American at the annual meeting held on 26 January 1988 adopted the following resolutions:

"BE IT RESOLVED THAT

     1. The company shall indemnify any person who is or was a director, officer, or employee of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any and all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement, actually and reasonably incurred by him or her in connection with any civil, criminal, administrative or investigative action, proceeding or claim (including an action by or in the right of the company) by reason of the fact that he or she was serving in such capacity if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; provided that such person's conduct is not finally adjudged to have been knowingly fraudulent, deliberately dishonest or willful misconduct.

     2. The indemnification provided herein shall not be deemed exclusive of any other rights to which a director, officer, or employee may be entitled under any agreement, vote of policyholders or disinterested directors, or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, or employee and shall inure to the benefit of the heirs, executors and administrators of such a person."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

     (a) Walnut Street Securities, Inc., serves as the principal underwriter for the variable annuity contracts funded by Separate Account Two. Walnut Street Securities also serves as the principal underwriter for variable life insurance policies funded by Separate Account Eleven of General American.

     (b) Directors and Officers

      Name and Principal Business               Positions and Offices
              Address*                            with Underwriter

      Officers
      Richard J. Miller                         President, Chief
                                                Executive Officer and Director
      Matthew P. McCauley                       Vice President,
                                                Secretary General
                                                Counsel and Director
      Don P. Wuller                             Senior Vice President,
                                                Administration, Chief
                                                Financial Officer and Treasurer
      Norman R. Lazarus                         Vice President,
                                                Compliance
      Bridget Wilson                            Vice President, Operations





      Dona L. Barber                            Director
      Kevin C. Eichner                          Director, Chairman
      Steven C. Palmitier                       Director
      Bernard H Wolzenski                       Director

* Messrs. McCauley, Eichner and Wolzenski are at 700 Market Street, St. Louis, Missouri 63101. Ms. Barber is at 13045 Tesson Ferry Road, St. Louis, Missouri 63128. Messrs. Miller and Wuller are at 400 South Fourth Street, Suite 1000, St. Louis, Missouri 63102. Mr. Palmitier is at One Midland Plaza, Sioux Falls, South Dakota 57193.


      (c)   Not Applicable.

Item 30.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by General American at its administrative offices, 13045 Tesson Ferry Road, St. Louis, Missouri 63128.

Item 31.    Management Services

All management contracts are discussed in Part A or Part B.

Item 32.    Undertakings and Representations

(a) Registrant undertakes that it will file post-effective amendments to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include, as part of the application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to General American at the address or phone number listed in the prospectus.

(d) Registrant represents that it is relying upon a "no-action" letter (No. P-6-88) issued to the American Council of Life Insurance concerning the conflict between the redeemability requirements of sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by section 403(b)(11) of the Internal Revenue Code. Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before the contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

(e) General American, of which Registrant forms a part, hereby represents that the fees and charges deducted under the terms of the Contracts are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected, and the risks assumed by General American.

                                                SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of St. Louis and State of Missouri, on this 1 day of May, 2001.

                      GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                  (Registrant)

                                    By:   GENERAL AMERICAN LIFE INSURANCE COMPANY
                                    (Depositor)


                                    By:        /s/ KEVIN C. EICHNER
                                      ----------------------------------------------------------------

                                        Kevin C. Eichner, President and Chief Executive Officer
                                     ------------------------------------------------------------------
                           Title

                                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                                    (Depositor)


                                    By:        /s/ MATTHEW P. MCCAULEY
                                     ------------------------------------------------------------------

                                        Matthew P. McCauley, Secretary
                                     -----------------------------------------------------------------
                           Title

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                   Title                      Date

RICHARD A. LIDDY*                                                      May 1, 2001
------------------------------              Chairman                   ----------------
Richard A. Liddy



/s/ KEVIN C. EICHNER                                                   May 1, 2001
-------------------------------     President, Chief Executive         ----------------
Kevin C. Eichner                    Officer and Director (Principal
                                            Executive Officer)


/s/ BARRY C. COOPER                                                    May 1, 2001
-------------------------------     Vice President and Controller      ----------------
Barry C. Cooper                     (Principal Financial Officer and
                                       Principal Accounting Officer)

JAMES M. BENSON*                                                       May 1, 2001
--------------------------------    Director                           ----------------


AUGUST A. BUSCH, III*                                                   May 1, 2001
---------------------------------   Director                           ----------------
August A. Busch, III


WILLIAM E. CORNELIUS*                                                  May 1, 2001
----------------------------------  Director                           ----------------
William E. Cornelius


JOHN C. DANFORTH*                                                       May 1, 2001
--------------------------------    Director                           ----------------
John C. Danforth


STEWART G. NAGLER*                                                     May 1, 2001
---------------------------------   Director                           ----------------
Bernard A. Edison


CRAIG D. SCHNUCK*                                                       May 1, 2001
----------------------------------  Director                           ----------------
Craig D. Schnuck


WILLIAM P. STIRITZ*                                                    May 1, 2001
----------------------------------  Director                           ----------------
William P. Stiritz


ANDREW C. TAYLOR*                                                      May 1, 2001
---------------------------------   Director                           ----------------
Andrew C. Taylor


ROBERT L. VIRGIL, JR.*                                                 May 1, 2001
--------------------------------    Director                           ----------------
Robert L. Virgil, Jr.


LISA M. WEBER*                                                         May 1, 2001
--------------------------------    Director                           ----------------
Robert L. Virgil, Jr.


VIRGINIA V. WELDON*                                                    May 1, 2001
--------------------------------    Director                           ----------------
Virginia V. Weldon


*By: /s/ CHRISTOPHER A. MARTIN
    ----------------------------------------------------------
    Christopher A. Martin, Attorney-in-Fact

* Original powers of attorney authorizing the Registrant's Secretary and Assistant Secretaries as well as Matthew P. McCauley, William L. Hutton, and
Christopher A. Martin to sign this Registration Statement and Amendments thereto on behalf of the Board of Directors of General American Life Insurance Company are incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, File No. 333-53477 (VUL 98), May 1, 2001.




                                   EXHIBITS TO

                  POST-EFFECTIVE AMENDMENT NO. 47 TO

                                    FORM N-4


                      GENERAL AMERICAN SEPARATE ACCOUNT TWO

                                INDEX TO EXHIBITS

Exhibit                                              Page

EX-99.B10     Independent Auditors' Consent